UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Large Cap Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (96.6%)
Consumer Discretionary (14.9%)
eBay, Inc. (a) (b)	460,791	$13,855,985
Home Depot, Inc. (The)	479,780	19,267,965
Mattel, Inc.	366,916	8,314,317
Target Corp.	142,330	8,119,927
Tiffany & Co.	589,527	23,133,039
Walt Disney Co. (The) (b)	564,627	19,349,767

		92,041,000

Consumer Staples (5.5%)
Altria Group, Inc.	121,092	10,392,115
Kimberly-Clark Corp. (b)	232,004	15,764,672
Sara Lee Corp.	474,606	8,082,540

		34,239,327

Energy (11.3%)
Anadarko Petroleum Corp. (b)	187,261	8,149,599
ChevronTexaco Corp. (b)	275,709	20,272,882
ConocoPhillips	224,461	16,149,969
Duke Energy Corp. (b)	205,438	6,822,596
Exxon Mobil Corp. (b)	245,287	18,796,343

		70,191,389

Financials (21.5%)
AMBAC Financial Group, Inc. (b)	73,107	6,511,640
American International Group, Inc. (b)	154,203	11,050,187
Bank of New York Co., Inc. (The)	196,250	7,726,363
CitiGroup, Inc.	341,429	19,017,596
Fannie Mae	174,378	10,356,309
JPMorgan Chase & Co.	398,565	19,250,691
Merrill Lynch & Co., Inc. (b)	160,572	14,949,253
Northern Trust Corp.	210,643	12,783,924
St. Paul Travelers Cos., Inc. (The)	234,302	12,579,674
Washington Mutual, Inc. (b)	268,558	12,216,703
Wells Fargo & Co.	170,782	6,073,008

		132,515,348

Health Care (17.7%)
Amgen, Inc. (a) (b)	255,407	17,446,852
Eli Lilly & Co.	298,909	15,573,159
Johnson & Johnson	240,310	15,865,266
Medtronic, Inc.	373,297	19,975,123
Merck & Co., Inc. (b)	422,515	18,421,655
Pfizer, Inc.	598,807	15,509,101
Wyeth (b)	124,008	6,314,487

		109,105,643

Industrials (2.1%)
Emerson Electric Co. (The)	75,333	3,319,925
General Electric Co.	89,093	3,315,151
Pitney Bowes, Inc.	142,913	6,601,151

		13,236,227

Information Technology (14.1%)
Automatic Data Processing, Inc. (b)	114,188	5,623,759
Cisco Systems, Inc. (a) (b)	883,169	24,137,008
Dell, Inc. (a) (b)	705,250	17,694,723
Intel Corp.	1,184,316	23,982,399
Microsoft Corp.	199,131	5,946,052
Time Warner, Inc.	465,907	10,147,454

		87,531,395

Materials (4.0%)
Air Products & Chemicals, Inc.	108,393	7,617,860
Alcoa, Inc.	211,358	6,342,854
Weyerhaeuser Co. (b)	156,632	11,066,050

		25,026,764

Telecommunication Services (3.7%)
Nokia Corp., ADR (b)	453,071	9,206,403
Verizon Communications, Inc.	360,839	13,437,644

		22,644,047

Utilities (1.8%)
NiSource, Inc. (b)	454,027	10,942,051
Total Common Stocks (Cost $441,266,644)		597,473,191
Repurchase Agreement (3.2%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $20,060,269 (Collateralized fully by U.S. Government Agencies)	$20,046,209	20,046,209

Total Repurchase Agreement (Cost $20,046,209)		20,046,209

Securities Held as Collateral for Securities on Loan (20.6%)
Pool of Various Securities for BB&T	127,179,241	127,179,241

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $127,179,241)		127,179,241

Total Investments (Cost $588,492,094) - 120.4%		$744,698,641

Percentages indicated are based on net assets of $618,776,929.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Large Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (88.2%)
Consumer Discretionary (14.8%)
American Eagle Outfitters, Inc. (b)	52,500	$1,638,525
Coach, Inc. (a) (b)	48,500	2,083,560
Comcast Corp., Class A (a) (b)	78,550	3,325,021
Federated Department Stores, Inc. (b)	43,500	1,658,655
GameStop Corp., Class A (a) (b)	45,000	2,479,950
Hilton Hotels Corp. (b)	77,000	2,687,300
J. C. Penney, Inc. (b)	26,000	2,011,360
McDonald’s Corp.	55,250	2,449,233
News Corp., Class B	84,000	1,869,840
Polo Ralph Lauren Corp.	26,500	2,057,990
Starbucks Corp. (a) (b)	58,000	2,054,360

		24,315,794

Consumer Staples (3.8%)
Fomento Economico Mexicano SA, ADR	19,000	2,199,440
Hansen Natural Corp. (a)	67,650	2,278,452
PepsiCo, Inc.	29,000	1,813,950

		6,291,842

Energy (7.2%)
Anadarko Petroleum Corp.	38,000	1,653,760
Devon Energy Corp.	23,000	1,542,840
Marathon Oil Corp.	22,500	2,081,250
Oceaneering International, Inc. (a)	45,000	1,786,500
Schlumberger, Ltd. (b)	43,000	2,715,880
Transocean, Inc. (a)	24,000	1,941,360

		11,721,590

Financials (12.7%)
Affiliated Managers Group, Inc. (a) (b)	26,900	2,827,997
American International Group, Inc.	31,250	2,239,375
Bear Stearns Cos., Inc. (The) (b)	15,500	2,523,090
Charles Schwab Corp. (The)	149,500	2,891,330
Chicago Mercantile Exchange Holdings, Inc.	4,350	2,217,413
Goldman Sachs Group, Inc. (The) (b)	15,900	3,169,665
JPMorgan Chase & Co.	38,000	1,835,400
Merrill Lynch & Co., Inc. (b)	34,200	3,184,020

		20,888,290

Health Care (6.6%)
Celgene Corp. (a) (b)	46,000	2,646,380
Gilead Sciences, Inc. (a)	28,650	1,860,245
Novartis AG, ADR	31,000	1,780,640
Schering-Plough Corp.	82,700	1,955,028
Stericycle, Inc. (a) (b)	33,300	2,514,150

		10,756,443

Industrials (8.9%)
Danaher Corp. (b)	42,531	3,080,946
FedEx Corp. (b)	18,912	2,054,221
McDermott International, Inc. (a) (b)	35,000	1,780,100
Monster Worldwide, Inc. (a) (b)	60,450	2,819,388
Precision Castparts Corp. (b)	31,000	2,426,680
Thermo Fisher Scientific, Inc. (a)	52,600	2,382,254

		14,543,589

Information Technology (26.4%)
Agilent Technologies, Inc. (a)	54,800	1,909,780
Akamai Technologies, Inc. (a) (b)	59,650	3,168,608
Amphenol Corp., Class A	39,000	2,421,120
Cerner Corp. (a) (b)	54,000	2,457,000
Cisco Systems, Inc. (a) (b)	146,000	3,990,180
Cognizant Technology Solutions Corp., Class A (a)	32,000	2,469,120
Google, Inc. (a)	6,350	2,924,048
Hewlett-Packard Co.	97,800	4,028,382
IBM Corp.	29,000	2,817,350
Intel Corp.	123,000	2,490,750
MEMC Electronic Materials, Inc. (a)(b)	53,300	2,086,162
Microsoft Corp. (b)	156,000	4,658,159
Network Appliance, Inc. (a)	63,000	2,474,640
NVIDIA Corp. (a)	82,000	3,034,820
Oracle Corp. (a)	145,000	2,485,300

		43,415,419

Telecommunication Services (6.8%)
America Movil SA de CV, Series L, ADR (b)	88,350	3,995,187
American Tower Corp., Class A (a)(b)	69,000	2,572,320
AT&T, Inc. (b)	56,000	2,002,000
NII Holdings, Inc. (a)(b)	39,000	2,513,160

		11,082,667

Utilities (1.0%)
FPL Group, Inc. (b)	30,000	1,632,600

Total Common Stocks (Cost $117,460,943)		144,648,234

Exchange Traded Funds (8.0%)
iShares Russell 1000 Growth Index Fund (b)	121,000	6,655,000
iShares Russell 1000 Index Fund	85,000	6,527,150

Total Exchange Traded Funds (Cost $13,307,571)		13,182,150

Repurchase Agreement (5.9%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $9,598,500 (Collateralized fully by U.S. Government Agencies)	$9,591,772	9,591,772

Total Repurchase Agreement (Cost $9,591,772)		9,591,772

Securities Held as Collateral for Securities on Loan (39.0%)
Pool of Various Securities for BB&T	63,880,560	63,880,560

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $63,880,560)		63,880,560

Total Investments (Cost $204,240,846) - 141.1%		$231,302,716

Percentages indicated are based on net assets of $163,920,890.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (97.2%)
Advertising (3.5%)
Interpublic Group of Cos., Inc. (a) (b)	599,350	$7,336,044

Computer Software (13.3%)
BMC Software, Inc. (a)	135,750	4,371,150
CA, Inc. (b)	413,400	9,363,509
Computer Sciences Corp. (a) (b)	110,350	5,889,380
CSG Systems International, Inc. (a) (b)	119,650	3,198,245
Progress Software Corp. (a)	173,100	4,834,683

		27,656,967

Consumer Discretionary (9.5%)
Gannett Co., Inc.	79,650	4,815,639
International Speedway Corp.	89,600	4,573,184
Kohl’s Corp. (a) (b)	128,450	8,789,833
Universal Technical Institute, Inc. (a) (b)	67,250	1,493,623

		19,672,279

Energy (1.6%)
Forest Oil Corp. (a)	100,500	3,284,340

Financials (33.1%)
Annaly Mortgage Management, Inc.	131,950	1,835,425
Aon Corp. (b)	131,650	4,652,511
Endurance Specialty Holdings, Ltd.	162,445	5,942,238
Fidelity National Information Services, Inc.	82,355	3,301,612
Fidelity National Title Group, Class A	160,497	3,832,668
Hudson City Bancorp, Inc. (b)	90,350	1,254,058
KeyCorp	109,400	4,160,482
Leucadia National Corp.	162,800	4,590,960
MBIA, Inc. (b)	62,800	4,588,168
Mercury General Corp.	167,850	8,850,730
MoneyGram International, Inc. (b)	70,400	2,207,744
Popular Inc.	189,950	3,409,603
Protective Life Corp.	63,500	3,016,250
StanCorp Financial Group, Inc.	165,150	7,440,007
Waddell and Reed Financial, Inc.	289,750	7,927,559
Washington Federal, Inc.	79,650	1,874,165

		68,884,180

Health Care (10.8%)
Conmed Corp. (a)	65,500	1,514,360
King Pharmaceuticals, Inc. (a)	202,800	3,228,576
Medco Health Solutions, Inc. (a)	85,850	4,587,824
Par Pharmaceutical Cos Inc. (a)	104,600	2,339,902
STERIS Corp. (b)	114,250	2,875,673
Watson Pharmaceuticals, Inc. (a) (b)	127,400	3,316,222
Zimmer Holdings, Inc. (a) (b)	58,000	4,546,040

		22,408,597

Industrials (10.2%)
Crane Co.	82,700	3,030,128
Leggett & Platt, Inc. (b)	280,575	6,705,743
R.H. Donnelley Corp. (b)	112,550	7,060,261
Valspar Corp.	159,150	4,398,906

		21,195,038

Information Technology (9.0%)
Affiliated Computer Services, Inc. - Class A (a) (b)	34,650	1,692,306
EarthLink, Inc.(b) (a)	512,750	3,640,525
First Data Corp.	273,250	6,973,340
Serono SA, ADR	57,250	1,275,530
Synopsys, Inc. (a) (b)	192,650	5,149,535

		18,731,236

Telecommunication Services (6.2%)
Clear Channel Communications, Inc. (b)	190,850	6,782,809
Discovery Holding Co., Class A (a) (b)	384,300	6,183,387

		12,966,196

Total Common Stocks (Cost $175,320,912)		202,134,877

Repurchase Agreement (2.1%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $4,346,759 (Collateralized fully by U.S. Government Agencies)	$4,343,713	4,343,713

Total Repurchase Agreement (Cost $4,343,713)		4,343,713

Securities Held as Collateral for Securities on Loan (30.0%)
Pool of Various Securities for BB&T	62,420,386	62,420,386

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $62,420,386)		62,420,386

Total Investments (Cost $242,085,011) - 129.3%		$268,898,976

Percentages indicated are based on net assets of $207,939,223.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (91.4%)
Consumer Discretionary (17.4%)
Children’s Place (a) (b)	30,000	$1,905,600
Chipotle Mexican Grill, Inc., Class A (a) (b)	35,000	1,995,000
Coach, Inc. (a) (b)	48,500	2,083,560
Crocs, Inc. (a) (b)	50,000	2,160,000
Focus Media Holding, Ltd. ADR (a) (b)	30,000	1,991,700
GameStop Corp., Class A (a) (b)	55,500	3,058,605
Guess, Inc. (a) (b)	45,500	2,886,065
Harman International Industries, Inc.	13,500	1,348,785
Hilton Hotels Corp. (b)	87,300	3,046,770
Nutri/System, Inc. (a) (b)	21,500	1,362,885
Tween Brands, Inc. (a)	44,100	1,760,913

		23,599,883

Consumer Staples (1.7%)
Corn Products International, Inc.	65,000	2,245,100

Energy (8.0%)
Acergy SA ADR (a)	108,000	2,080,080
Cameron International Corp. (a) (b)	53,300	2,827,565
Core Laboratories N.V. (a) (b)	31,000	2,511,000
SunPower Corp., Class A (a) (b)	40,000	1,486,800
XTO Energy, Inc.	42,000	1,976,100

		10,881,545

Financials (12.7%)
Affiliated Managers Group, Inc. (a) (b)	21,000	2,207,730
AllianceBernstein Holding L.P.	55,500	4,462,200
Amvescap PLC ADR	65,500	1,614,575
Bear Stearns Cos., Inc. (The) (b)	12,600	2,051,028
Cash America International, Inc. (b)	49,000	2,298,100
Chicago Mercantile Exchange Holdings, Inc. (b)	4,200	2,140,950
IntercontinentalExchange, Inc. (a) (b)	22,000	2,373,800

		17,148,383

Health Care (7.7%)
Celgene Corp. (a) (b)	53,400	3,072,102
Psychiatric Solutions, Inc. (a)	53,000	1,988,560
ResMed, Inc. (a) (b)	36,400	1,791,608
Respironics, Inc. (a)	40,000	1,510,000
Wellcare Health Plans, Inc. (a)	29,600	2,039,440

		10,401,710

Industrials (8.8%)
Corrections Corporation of America (a)	46,000	2,080,580
Manitowoc Company, Inc.	46,500	2,763,495
McDermott International, Inc. (a) (b)	41,000	2,085,260
Precision Castparts Corp. (b)	32,500	2,544,100
Terex Corp. (a)	37,000	2,389,460

		11,862,895

Information Technology (25.9%)
Activision, Inc. (a) (b)	141,600	2,441,184
Akamai Technologies, Inc. (a) (b)	26,000	1,381,120
Amdocs, Ltd. (a)	38,000	1,472,500
Amphenol Corp., Class A (b)	32,000	1,986,560
Cerner Corp. (a) (b)	45,000	2,047,500
Cognizant Technology Solutions Corp.,	26,500	2,044,740
Class A (a)
Digital River, Inc. (a) (b)	36,500	2,036,335
MEMC Electronic Materials, Inc. (a) (b)	47,500	1,859,150
MICROS Systems, Inc. (a) (b)	42,700	2,250,290
Network Appliance, Inc. (a)	53,250	2,091,660
NVIDIA Corp. (a)	70,000	2,590,700
Polycom, Inc. (a) (b)	76,000	2,349,160
QLogic Corp. (a)	95,000	2,082,400
Riverbed Technology, Inc. (a) (b)	69,000	2,118,300
THQ Inc. (a) (b)	49,000	1,593,480
Varian Semiconductor Equipment	58,200	2,649,264
Associates, Inc. (a)
Verifone Holdings, Inc. (a) (b)	60,000	2,124,000

		35,118,343

Materials (2.7%)
Airgas, Inc.	42,700	1,730,204
Titanium Metals Corp. (a)	65,000	1,918,150

		3,648,354

Telecommunication Services (4.8%)
American Tower Corp., Class A (a) (b)	57,000	2,124,960
NII Holdings, Inc. (a) (b)	32,000	2,062,080
Time Warner Telecom, Inc. (a)	116,000	2,311,880

		6,498,920

Utilities (1.7%)
Allegheny Energy, Inc. (a)	49,000	2,249,590

Total Common Stocks (Cost $99,782,203)		123,654,723

Exchange Traded Funds (4.0%)
iShares Russell Midcap Growth Index Fund	52,000	5,359,640

Total Exchange Traded Funds (Cost $5,415,348)		5,359,640

Repurchase Agreement (4.3%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $5,806,630 (Collateralized fully by U.S. Government Agencies)	$5,802,560	5,802,560

Total Repurchase Agreement (Cost $5,802,560)		5,802,560

Securities Held as Collateral for Securities on Loan (42.5%)
Pool of Various Securities for BB&T	57,462,244	57,462,244

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $57,462,244)		57,462,244

Total Investments (Cost $168,462,355) - 142.2%		$192,279,167

Percentages indicated are based on net assets of $135,193,056.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Small Cap Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (86.9%)
Consumer Discretionary (14.3%)
BorgWarner, Inc. (b)	8,520	$502,850
CEC Entertainment, Inc. (a)	32,487	1,307,602
Charlotte Russe Holding, Inc. (a)	37,700	1,159,275
Deb Shops, Inc.	22,047	582,041
Emmis Communication Corp., Class A (b)	129,400	1,066,256
Hartmarx Corp. (a) (b)	163,176	1,152,023
Jos. A. Bank Clothiers, Inc. (a) (b)	22,604	663,427
M.D.C. Holdings, Inc. (b)	8,810	502,611
P.F. Chang’s China Bistro, Inc. (a) (b)	57,800	2,218,364
Polaris Industries, Inc. (b)	25,916	1,213,646
Stanley Furniture Co., Inc.	34,773	745,881
Steak n Shake Co. (The) (a)	92,600	1,629,760
Strattec Security Corp. (a)	8,707	405,746
Zale Corp. (a)	11,796	332,765

		13,482,247

Consumer Staples (2.1%)
Inter Parfums, Inc.	46,600	894,254
Sanderson Farms, Inc. (b)	36,600	1,108,614

		2,002,868

Energy (6.2%)
Berry Petroleum Co., Class A (b)	13,636	422,852
Cabot Oil & Gas Corp. (b)	5,166	313,318
Forest Oil Corp. (a)	27,406	895,628
Oceaneering International, Inc. (a)	10,624	421,773
Oil States International, Inc. (a) (b)	28,719	925,613
Pioneer Drilling Co. (a)	145,735	1,935,361
Teekay Shipping Corp.	20,832	908,692

		5,823,237

Financials (17.2%)
Assured Guaranty, Ltd.	51,400	1,367,240
BRE Properties, Inc., Class A, REIT (b)	7,170	466,193
CNA Surety Corp. (a)	30,835	662,953
Colonial BancGroup, Inc.	43,160	1,110,938
Dime Community Bancshares	68,032	953,128
First State Bancorp	16,324	404,019
Hilb, Rogal & Hobbs Co. (b)	40,692	1,713,947
Hub International, Ltd.	17,276	542,294
InnKeepers USA Trust, REIT (b)	71,892	1,114,326
Investment Technology Group, Inc. (a)	16,610	712,237
Midland Co. (The)	12,242	513,552
NewAlliance Bancshares, Inc. (b)	84,406	1,384,258
Peoples Bancorp, Inc.	17,334	514,820
Phoenix Cos., Inc. (The)	53,680	852,975
Protective Life Corp.	7,682	364,895
Stewart Information Services Corp.	32,724	1,418,913
Triad Guaranty, Inc. (a)	19,520	1,071,062
Wintrust Financial Corp. (b)	22,275	1,069,646

		16,237,396

Health Care (2.5%)
American Medical Systems Holdings, Inc., (a) (b)	82,200	1,522,344
Greatbatch, Inc. (a) (b)	9,300	250,356
Owens & Minor, Inc.	9,643	301,537
Pediatrix Medical Group, Inc. (a)	6,568	321,175

		2,395,412

Industrials (21.3%)
Briggs & Stratton Corp. (b)	35,424	954,677
Curtiss-Wright Corp. (b)	32,380	1,200,650
Esterline Technologies Corp. (a) (b)	49,900	2,007,477
Gardner Denver, Inc. (a)	25,480	950,659
Genlyte Group, Inc. (a) (b)	5,840	456,162
Granite Construction, Inc.	7,160	360,291
Kaydon Corp. (b)	28,955	1,150,672
LaBarge, Inc. (a)	157,015	2,108,711
Moog, Inc., Class A (a)	44,580	1,702,510
Mueller Industries, Inc. (b)	11,435	362,490
Navigant Consulting Co. (a) (b)	88,057	1,740,006
Oshkosh Truck Corp.	30,340	1,469,063
Regal-Beloit Corp. (b)	40,738	2,139,153
Sandisk Corp. (a) (b)	6,644	285,891
TBS International, Ltd., Class A (a) (b)	75,848	662,912
Universal Forest Products, Inc. (b)	21,284	992,260
Watson Wyatt Worldwide, Inc., Class A (b)	11,500	519,225
Woodward Governor Co. (b)	25,140	998,309

		20,061,118

Information Technology (18.0%)
Avocent Corp (a)	43,000	1,455,550
Comtech Telecommunications Corp. (a) (b)	37,473	1,426,597
Exar Corp. (a)	126,959	1,650,467
Imation Corp. (b)	15,855	736,148
Intersil Corp., Class A	9,530	227,958
Ixia (a) (b)	309,563	2,971,804
j2 Global Communications, Inc. (a) (b)	11,400	310,650
KEMET Corp. (a)	66,988	489,012
Kronos, Inc. (a) (b)	80,500	2,957,570
Perot Systems Corp., Class A (a)	85,800	1,406,262
Richardson Electronics, Ltd.	136,383	1,242,449
Rimage Corp. (a) (b)	18,918	491,868
TNS, Inc. (a)	39,951	769,057
Varian Semiconductor Equipment	9,300	423,336
Associates, Inc. (a) (b)
ViaSat, Inc. (a)	14,000	417,340

		16,976,068

Materials (3.1%)
Gibraltar Industries, Inc.	20,027	470,835
Glatfelter (b)	43,645	676,497
IAMGOLD Corp.	42,000	370,020
Minerals Technologies, Inc. (b)	9,815	577,024
Sensient Technologies Corp.	10,800	265,680
Spartech Corp. (b)	22,940	601,487

		2,961,543

Utilities (2.2%)
AGL Resources, Inc.	13,810	537,348
Empire District Electric Co. (The)(b)	20,860	515,033
Laclede Group, Inc. (The)	10,068	352,682
Nicor, Inc. (b)	6,430	300,924
UIL Holdings Corp.	7,876	332,288

		2,038,275

Total Common Stocks (Cost $65,095,127)		81,978,164

Corporate Bonds (0.1%)
Industrials (0.1%)
Mueller Industries, Inc., 6.00%, 11/1/14	$125,000	116,406

Total Corporate Bonds (Cost $125,000)		116,406

Exchange Traded Funds (4.2%)
iShares Russell 2000 Growth Index Fund (b)	7,400	582,010
iShares Russell 2000 Index Fund (a) (b)	29,700	2,319,273
iShares S&P SmallCap 600 Index Fund (b)	8,100	534,843
iShares S&P SmallCap Growth Index Fund (b)	4,100	524,226

Total Exchange Traded Funds (Cost $3,439,539)		3,960,352

Repurchase Agreement (8.2%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $7,739,375 (Collateralized fully by U.S. Government Agencies)	$7,733,950	7,733,950

Total Repurchase Agreement (Cost $7,733,950)		7,733,950

Securities Held as Collateral for Securities on Loan (36.0%)
Pool of Various Securities for BB&T	34,001,833	34,001,833

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $34,001,833)		34,001,833

Total Investments (Cost $110,395,449) - 135.4%		$127,790,705

Percentages indicated are based on net assets of $94,405,172.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

International Equity Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (100.0%)
Australia (3.3%)
Banks (0.9%)
National Australia Bank, Ltd.	43,456	$1,385,358

Property & Causulty Insurance (1.2%)
QBE Insurance Group, Ltd.	87,553	1,993,185

Transportation (1.2%)
Qantas Airways, Ltd.	435,078	1,792,126

		5,170,669

Austria (0.4%)
Telecommunications (0.4%)
Telekom Austria AG	25,648	687,215

Belgium (1.7%)
Banking & Insurance Services (1.2%)
KBC Groep SA	15,620	1,915,312

Chemicals (0.5%)
Solvay SA	4,715	723,154

		2,638,466

Finland (1.6%)
Paper & Related Products (1.0%)
UPM - Kymmene, Oyj	60,378	1,523,735

Telecommunications (0.6%)
Nokia OYJ	44,370	906,574

		2,430,309

France (8.0%)
Insurance (1.8%)
Axa	67,235	2,721,774

Oil & Gas (2.6%)
Total SA	54,189	3,908,806

Pharmaceuticals (1.2%)
Sanofi-Aventis SA	19,869	1,834,453

Real Estate (0.2%)
Unibail	1,517	370,625

Telecommunications (2.2%)
France Telecom SA	125,274	3,464,079

		12,299,737

Germany (6.9%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	13,830	795,887

Banking & Finance (1.6%)
Deutsche Postbank AG	21,481	1,807,213
IKB Deutsche Industriebank AG	18,147	701,085

		2,508,298

Diversified Products (0.5%)
Siemens AG	7,985	796,782

Electric Utilities (0.7%)
E.On AG	7,829	1,067,351

Insurance (0.1%)
Hannover Rueckversicherungs AG (a)	3,048	141,049

Insurance-Multi-Line (2.3%)
Allianz AG	16,751	3,425,020

Manufacturing (0.4%)
Man AG	7,267	659,049

Retail (0.7%)
Metro AG	15,871	1,009,495

Telecommunications (0.1%)
Premiere AG (a)	10,948	183,808

		10,586,739

Great Britain (24.4%)
Advertising/Marketing (0.5%)
WPP Group PLC	55,068	744,410

Banks (5.4%)
Barclays PLC	292,407	4,178,879
Royal Bank of Scotland Group PLC	101,781	3,971,213

		8,150,092

Beverages - Wine & Spirits (2.2%)
Cadbury Schweppes PLC	71,621	766,266
Diageo PLC	137,565	2,699,861

		3,466,127

Building & Construction (0.3%)
Balfour Beatty PLC	51,854	449,713

Distribution/Wholesale (1.0%)
Wolseley PLC	66,756	1,611,397

Diversified Operations/Commercial (0.2%)
Rentokil Initial PLC	108,429	351,842

Electric - Distribution (0.7%)
Scottish & Southern Energy PLC	35,855	1,090,812

Financial Services (0.5%)
Experian Group, LTD. (a) (c)	69,362	814,067

Insurance (1.9%)
Prudential Corp. PLC	217,867	2,983,515

Media (0.1%)
ITV PLC	50,627	105,556

Oil & Gas (2.4%)
BP PLC	340,334	3,781,119

Pharmaceuticals (1.1%)
AstraZeneca PLC	9,347	502,118
GlaxoSmithKline PLC	42,904	1,128,875

		1,630,993

Recreation (0.5%)
Carnival plc	15,000	759,984

Research & Development (0.2%)
Taylor Nelson Sofres PLC	83,808	329,785

Retail - Building (0.7%)
Kingfisher PLC	243,599	1,137,399

Retail - Consumer Electronics (0.5%)
Kesa Electricals PLC	114,470	760,257

Retail - Food (1.6%)
Tesco PLC	303,753	2,405,405

Retail - Major Department Stores (0.2%)
Home Retail Group	35,106	281,783

Telecommunication Services (2.8%)
Vodafone Group PLC	1,580,489	4,378,214

Tobacco (1.6%)
Gallaher Group PLC	110,417	2,478,330

		37,710,800

Greece (0.4%)
Banking & Finance (0.4%)
National Bank Of Greece SA	11,834	545,130

Hong Kong (1.6%)
Manufacturing – Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	129,500	411,259

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	63,000	723,742

Retail - Diversified (0.5%)
Esprit Asia Holdings, Ltd.	82,500	921,239

Telecommunications (0.3%)
Hutchison Telecommunications (a)	181,000	456,125

		2,512,365

Ireland (4.4%)
Banking & Finance (3.6%)
Bank of Ireland	201,816	4,661,615
Depfa Bank PLC	48,338	865,150

		5,526,765

Building & Construction (0.8%)
CRH PLC	30,651	1,275,996

		6,802,761

Italy (3.0%)
Banking & Finance (2.2%)
Intesa Sanpaolo	85,443	659,744
SanPaolo IMI S.p.A.	54,424	1,264,288
UniCredito Italiano S.p.A.	165,006	1,446,140

		3,370,172

Oil & Gas (0.8%)
Eni S.p.A.	37,822	1,271,999

		4,642,171

Japan (19.4%)
Automobiles & Trucks (4.3%)
Honda Motor Co., Ltd.	51,600	2,038,154
Mitsubishi Corp.	63,900	1,202,925
Nissan Motors Co., Inc.	92,600	1,115,184
Toyota Motor Corp.	34,000	2,274,478

		6,630,741

Banks (2.6%)
Bank of Yokohama, Ltd. (The)	113,000	885,083
Sumitomo Mitsui Financial Group, Inc.	170	1,743,003
Sumitomo Trust & Banking Co., Ltd.	92,000	964,921
Takefuji Corp.	12,430	492,019

		4,085,026

Brewery (0.7%)
Asahi Breweries, Ltd.	64,900	1,039,033

Diversified Chemicals (1.5%)
Nitto Denko Corp.	23,100	1,157,038
Shin-Etsu Chemical Co., Ltd.	18,400	1,232,440

		2,389,478

Diversified Financials (0.5%)
Nomura Holdings, Inc.	37,200	701,857

Drugs (0.3%)
Tanabe Seiyaku Co., Ltd.	38,000	496,596

Electric Products (0.3%)
Funai Electric Co., Ltd.	5,300	428,935

Electronic Components (1.1%)
Murata Manufacturing Co., Ltd.	6,900	466,804
Rohm Co., Ltd.	12,900	1,284,688

		1,751,492

Finance Services (0.3%)
Aiful Corp.	14,800	416,674

Industrial (1.5%)
East Japan Railway Co.	128	855,198
Kubota Corp.	90,000	833,515
SMC Corp.	4,500	638,373

		2,327,086

Insurance (0.7%)
Mitsui Sumitomo Insurance Co., Ltd.	103,000	1,127,036

Manufacturing (0.3%)
NTN Corp.	60,000	538,028

Manufacturing-Diversified (0.3%)
NOK Corp.	23,300	458,207

Office Equipment (1.1%)
Canon, Inc.	31,000	1,745,525

Oil & Gas (0.4%)
Tokyo Gas Co., Ltd.	111,000	590,495

Property & Causulty Insurance (0.4%)
Sompo Japan Insurance, Inc.	45,000	550,256

Real Estate (0.4%)
Mitsui Fudosan Co., Ltd.	23,000	561,518

Retail (0.5%)
AEON Co., Ltd.	37,500	811,518

Retail - Automobile (0.6%)
Bridgestone Corp.	42,600	950,525

Telecommunications (1.0%)
KDDI Corp.	80	542,567
NTT DoCoMo, Inc.	615	971,678

		1,514,245

Tobacco (0.6%)
Japan Tobacco, Inc.	176	850,492

		29,964,763

Netherlands (9.1%)
Air Freight & Logistics (1.1%)
TNT NV	40,940	1,760,523

Banking & Finance (2.7%)
ABN AMRO Holding NV	90,902	2,921,563
ING Groep NV	27,984	1,240,688

		4,162,251

Electronic Equipment (0.9%)
ASML Holding NV (a)	53,542	1,331,430

Electronics (1.0%)
Koninklijke (Royal) Philips Electronics NV	42,177	1,590,482

Multi-Line Insurance (1.5%)
Aegon NV	122,140	2,327,919

Publishing (1.1%)
Reed Elsevier NV	95,322	1,625,543

Telecommunications (0.8%)
Koninklijke (Royal) KPN NV	89,913	1,278,148

		14,076,296

Norway (0.9%)
Oil & Gas (0.4%)
Statoil ASA	24,000	636,393

Telecommunications (0.5%)
Telenor ASA	42,900	807,128

		1,443,521

Singapore (0.1%)
Telecommunications (0.1%)
Singapore Telecommunications Ltd.	88,000	188,272

Spain (2.8%)
Banking & Finance (2.5%)
Banco Santander Central Hispano SA	205,198	3,829,705

Petroleum (0.3%)
Repsol-YPF SA	13,724	474,597

		4,304,302

Sweden (2.2%)
Appliances (0.5%)
Electrolux AB	36,300	726,913

Machinery & Equipment (0.8%)
Sandvik AB	75,100	1,092,239

Manufacturing (0.3%)
Husqvarna AB (a)	34,300	536,455

Telecommunications (0.6%)
Telefonaktiebolaget LM Ericsson, B	245,000	990,185

Shares
		3,345,792

Switzerland (9.8%)
Banks (3.2%)
Credit Suisse Group	71,548	5,007,361

Biotechnology (0.4%)
Straumann Holding AG	2,649	641,536

Building Materials (1.0%)
Holcim, Ltd.	16,746	1,535,611

Chemicals (0.4%)
Clariant AG	37,982	569,060

Food Products (1.0%)
Nestle SA	4,298	1,527,817

Insurance (0.3%)
Swiss Re	5,098	433,587

Pharmaceuticals (3.5%)
Novartis AG	38,945	2,246,028
Roche Holding AG	17,774	3,188,260

		5,434,288

		15,149,260

Total Common Stocks (Cost $99,588,234)		154,498,568

Total Investments (Cost $99,588,234) - 100.0%		$154,498,568

Percentages indicated are based on net assets of $154,462,451.

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollar	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	5/9/07	£6,855,000	13,009,453	$13,422,552	$(413,099)
British Sterling Pound vs. U.S. Dollar	5/29/07	1,220,000	2,385,832	2,388,728	(2,896)

Total Short Contracts			$15,395,285	$15,811,280	$(415,995)

Long
British Sterling Pound vs. U.S. Dollar	5/29/07	£2,840,000	5,584,425	$5,560,645	$(23,780)

Total Long Contracts			$5,584,425	$5,560,645	$(23,780)

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (83.5%)
Consumer Discretionary (15.8%)
Comcast Corp., Class A (a) (b)	192,500	$8,148,525
Costco Wholesale Corp. (b)	84,000	4,441,080
Laureate Education, Inc. (a) (b)	115,000	5,592,450
News Corp., Class A (b)	331,200	7,114,176
YUM! Brands, Inc.	99,000	5,821,200

		31,117,431

Consumer Staples (3.8%)
Smithfield Foods, Inc. (a) (b)	294,500	7,556,870

Energy (13.8%)
Apache Corp.	104,100	6,923,691
CONSOL Energy, Inc. (b)	189,800	6,098,274
Noble Corp.	99,400	7,569,310
Weatherford International, Ltd. (a) (b)	156,600	6,544,314

		27,135,589

Financials (5.7%)
Markel Corp. (a)	10,900	5,233,090
Wells Fargo & Co.	169,200	6,016,752

		11,249,842

Health Care (17.0%)
C.R. Board, Inc.	61,000	5,061,170
Coventry Health Care, Inc. (a)	78,000	3,903,900
McKesson Corp.	153,000	7,757,100
MedCath Corp. (a) (b)	124,100	3,395,376
Teva Pharmaceutical Industries, Ltd., ADR (b)	243,000	7,552,440
UnitedHealth Group, Inc.	105,000	5,641,650

		33,311,636

Industrials (10.5%)
J.B. Hunt Transport Services, Inc.	217,000	4,507,090
L-3 Communications Holdings, Inc.	82,000	6,705,960
Magellan Midstream Holdings	103,700	2,312,510
Nalco Holdings Co. (a)	348,000	7,120,080

		20,645,640

Information Technology (16.9%)
Activision, Inc. (a) (b)	229,900	3,963,476
Checkfree Corp. (a) (b)	148,495	5,963,559
Corning, Inc. (a)	14,000	261,940
Digital Insight Corp. (a) (b)	70,800	2,725,092
Fair Issac Corp.	147,900	6,012,135
Symantec Corp. (a)	350,200	7,301,670
Yahoo!, Inc. (a) (b)	272,000	6,946,880

		33,174,752

Total Common Stocks (Cost $129,357,525)		164,191,760

Investment Company (0.2%)
Morgan Stanley Quality Municipal Income Trust	26,700	385,548

Total Investment Company (Cost $350,617)		385,548

Repurchase Agreement (17.0%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $33,443,912 (Collateralized fully by U.S. Government Agencies)	$33,420,471	33,420,471

Total Repurchase Agreement (Cost $33,420,471)		33,420,471

Securities Held as Collateral for Securities on Loan (24.7%)
Pool of Various Securities for BB&T	48,504,139	48,504,139

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $48,504,139)		48,504,139

Total Investments (Cost $211,632,752) - 125.4%		$246,501,918

Percentages indicated are based on net assets of $196,565,601.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Equity Income Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (87.2%)
Consumer Discretionary (3.1%)
KB Home Corp. (b)	71,700	$3,676,776

Consumer Staples (11.5%)
Altria Group, Inc. (b)	23,920	2,052,814
Diageo PLC, ADR	20,700	1,641,717
General Mills, Inc.	41,200	2,373,120
Kimberly-Clark Corp.	47,800	3,248,010
PepsiCo, Inc.	67,770	4,239,014

		13,554,675

Energy (17.2%)
ChevronTexaco Corp. (b)	55,300	4,066,209
ConocoPhillips	51,100	3,676,645
Kinder Morgan Management, LLC. (a)	98,433	4,496,419
Natural Resource Partners L.P.	74,566	4,321,100
Natural Resource Partners L.P., Sub Unit	3,933	226,305
Petroleo Brasileiro SA, ADR (b)	34,000	3,501,660

		20,288,338

Financials (19.2%)
CitiGroup, Inc.	52,000	2,896,400
Endurance Specialty Holdings, Ltd.	101,500	3,712,870
Equity Inns, Inc., REIT	178,700	2,852,052
Federated Investors, Inc.	82,000	2,769,960
First Industrial Realty Trust, REIT	76,900	3,605,841
U.S. Bancorp	74,500	2,696,155
Washington Real Estate Investment	61,300	2,452,000
Trust, REIT (b)
Weingarten Realty Investors, REIT	40,500	1,867,455

		22,852,733

Health Care (13.9%)
Abbott Laboratories	82,000	3,994,220
GlaxoSmithKline PLC, ADR (b)	87,500	4,616,500
LCA-Vision, Inc. (b)	116,000	3,985,760
Pfizer, Inc.	149,500	3,872,050

		16,468,530

Industrials (3.3%)
General Electric Co.	104,000	3,869,840

Information Technology (6.3%)
Microchip Technology, Inc. (b)	111,000	3,629,700
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	352,700	3,855,011

		7,484,711

Materials (3.0%)
E.I. DuPont de Nemours & Co.	72,400	3,526,604

Telecommunication Services (6.8%)
Nokia Corp., ADR (b)	176,200	3,580,384
Verizon Communications, Inc.	120,200	4,476,248

		8,056,632

Utilities (2.9%)
Dominion Resources, Inc., Virginia	40,300	3,378,752

Total Common Stocks (Cost $84,905,716)		103,157,591

Repurchase Agreement (12.3%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $14,579,980 (Collateralized fully by U.S. Government Agencies)	$14,569,761	14,569,761

Total Repurchase Agreement (Cost $14,569,761)		14,569,761

Securities Held as Collateral for Securities on Loan (19.8%)
Pool of Various Securities for BB&T	23,373,959	23,373,959

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $23,373,959)		23,373,959

Total Investments (Cost $122,849,436) - 119.3%		$141,101,311

Percentages indicated are based on net assets of $118,281,560.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Agencies (46.1%)
Federal Farm Credit Bank (10.5%)
4.125%, 4/15/09	$5,000,000	$4,904,535
5.375%, 7/18/11	1,000,000	1,016,038

		5,920,573

Federal Home Loan Bank (8.7%)
3.625%, 11/14/08 (b)	4,000,000	3,899,860
4.625%, 2/18/11, Series 616	1,000,000	989,576

		4,889,436

Federal Home Loan Mortgage Corporation (15.6%)
3.25%, 2/25/08 (b)	4,000,000	3,910,460
3.50%, 4/1/08	5,000,000	4,898,165

		8,808,625

Federal National Mortgage Assoc. (11.3%)
4.625%, 1/15/08 (b)	4,000,000	3,976,328
3.875%, 2/15/10 (b)	2,500,000	2,423,125

		6,399,453

Total U.S. Government Agencies (Cost $26,271,232)		26,018,087

Mortgage-Backed Securities (31.8%)
Federal Home Loan Mortgage Corporation (10.8%)
5.00%, 12/1/08, Pool # M80714	486,231	482,798
4.50%, 1/1/10, Pool # M80792	1,647,677	1,627,131
3.50%, 10/15/10, Series 2786, Class PA, CMO	875,486	872,051
4.50%, 1/15/11, Pool # 2782	1,331,033	1,323,568
6.50%, 5/1/13, Pool # E00548	237,587	242,986
3.50%, 8/15/16, Series 2866, Class WE, CMO	889,625	883,062
6.00%, 9/1/16, Pool # E01049	679,703	689,625

		6,121,221

Federal National Mortgage Assoc. (21.0%)
4.50%, 1/1/10, Pool # 254626	1,317,595	1,295,857
6.50%, 8/1/13, Pool # 251901	543,866	556,941
6.00%, 3/1/16, Pool # 253702	403,838	409,963
6.00%, 4/1/16, Pool # 535846	417,768	424,104
6.50%, 4/1/16, Pool # 253706	700,126	717,230
6.00%, 8/1/16, Pool # 545125	302,705	307,210
5.00%, 11/1/17, Pool # 254510	1,733,595	1,709,656
5.00%, 12/1/17, Pool # 254545	1,865,435	1,839,676
4.50%, 3/1/18, Pool # 555292	2,704,331	2,615,222
6.00%, 4/25/18, Series 2002-27, Class VB, CMO	1,971,675	1,968,294

		11,844,153

Total Mortgage-Backed Securities (Cost $18,237,042)		17,965,374

U.S. Treasury Notes (19.2%)
4.00%, 4/15/10 (b)	2,000,000	1,957,032
4.25%, 10/15/10 (b)	9,000,000	8,860,779

Total U.S. Treasury Notes (Cost $10,911,628)		10,817,811

Repurchase Agreement (2.7%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $1,547,362 (Collateralized fully by U.S. Government Agencies)	1,546,277	1,546,277

Total Repurchase Agreement (Cost $1,546,277)		1,546,277

Securities Held as Collateral for Securities on Loan (43.7%)
Pool of Various Securities for BB&T	24,700,185	24,700,185

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $24,700,185)		24,700,185

Total Investments (Cost $81,666,364) - 143.5%		$81,047,734

Percentages indicated are based on net assets of $56,459,942.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (51.0%)
Federal Home Loan Mortgage Corp. (19.8%)
5.125%, 10/15/15, Series R003, Class AG	$21,219,853	$21,005,311
4.50%, 2/1/18, Pool # E94445	7,355,597	7,106,331
5.00%, 7/15/23, Series 2638, Class DH	2,302,000	2,214,749
5.50%, 2/1/29, Pool # A18613	6,563,253	6,524,689

		36,851,080

Federal National Mortgage Assoc. (31.2%)
5.00%, 1/1/18, Pool # 650205	6,185,348	6,094,329
4.50%, 3/1/18, Pool # 555292	5,408,663	5,230,445
5.50%, 1/1/33, Pool # 678321	2,104,993	2,083,968
5.00%, 7/1/33, Pool # 724965	3,604,188	3,486,617
5.00%, 8/1/33, Pool # 724365	1,001,597	969,702
5.00%, 8/1/33, Pool # 738751	1,653,265	1,599,483
5.00%, 10/1/33, Pool # 753298	1,002,484	970,039
6.50%, 11/1/34, Pool # 783476	3,242,530	3,305,350
5.50%, 5/1/35, Pool # 825530	15,081,197	14,903,359
5.50%, 9/1/35, Pool # 835787	10,528,619	10,404,465
7.00%, 8/1/36, Pool # 256360 (b)	8,870,783	9,105,489

		58,153,246

Total Mortgage-Backed Securities (Cost $96,365,232)		95,004,326

U.S. Treasury Bonds & Notes (24.2%)
4.875%, 7/31/11 (b)	25,000,000	25,175,775
4.50%, 9/30/11 (b)	20,000,000	19,824,220

Total U.S. Treasury Bonds & Notes (Cost $45,043,612)		44,999,995

U.S. Government Agencies (15.3%)
Federal Home Loan Mortgage Corp. (9.7%)
5.00%, 1/30/14, Callable 1/30/07 @ 100 (b)	18,210,000	18,132,644

Federal National Mortgage Assoc. (2.7%)
5.125%, 1/2/14 (b)	5,000,000	4,986,890

Sovereign (2.9%)
Tennessee Valley Authority, 6.79%, 5/23/12	5,000,000	5,423,880

Total U.S. Government Agencies (Cost $28,817,988)		28,543,414

U.S. Government Backed Securities (7.6%)
Banking & Financial Services (7.6%)
Private Export Funding, 4.97%, 8/15/13	4,350,000	4,358,026
Private Export Funding, 4.55%, 5/15/15	10,000,000	9,714,730

Total U.S. Government Backed Securities (Cost $14,631,965)		14,072,756

Repurchase Agreement (1.8%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $3,281,333 (Collateralized fully by U.S. Government Agencies)	3,279,033	3,279,033

Total Repurchase Agreement (Cost $3,279,033)		3,279,033

Securities Held as Collateral for Securities on Loan (41.1%)
Pool of Various Securities for BB&T	76,519,695	76,519,695

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $76,519,695)		76,519,695

Total Investments (Cost $264,657,525) - 141.0%		$262,419,219

Percentages indicated are based on net assets of $186,115,108.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Fair Value

Corporate Bonds (42.9%)
Airlines (0.6%)
Southwest Airlines Co., 5.25%, 10/1/14	$2,864,000	$2,766,466

Auto - Cars/Light Trucks (0.5%)
DaimlerChrysler, 4.875%, 6/15/10	2,143,000	2,089,003

Banking & Financial Services (32.6%)
Accredited Mortgage Loan Trust, Series 2005-4, Class A2B, 5.47%, 12/25/35 (d) *	1,995,000	1,995,718
American Express Credit Account Master Trust, 5.32%, 1/18/11, Series 2005-3, Class A *	8,132,000	8,118,952
American Express Credit Account Master Trust, 5.35%, 3/15/11 (d) *	3,691,000	3,684,049
Bank of America Commercial Mortgage, Inc., 4.81%, 12/10/42, Series 2004-6, Class A5	1,793,000	1,733,604
Bank of America Corp., 5.39%, Series 2006-5 Class A3 2/10/14	2,337,000	2,345,221
Bank of America Corp., 5.625%, 10/14/16 (b)	2,115,000	2,153,307
Boeing Capital Corp., 7.375%, 9/27/10	3,566,000	3,823,116
Capital One Financial, 5.50%, 6/1/15	2,115,000	2,113,543
Chase Credit Card Master Trust, 5.46%, 10/15/10, Series 2003-3, Class A (d) *	6,084,000	6,095,643
Chase Credit Card Master Trust, 5.44%, 12/31/11, Series 2003-5, Class A *	10,028,000	10,051,955
Chase Funding Mortgage Loan Asset-Backed, 5.42%, 5/25/33, Series 2003-4, Class 1A5	5,095,000	5,052,373
CIT Group, Inc., 5.00%, 2/13/14	1,325,000	1,280,513
CitiBank Credit Card Issuance Trust, 5.47%, 1/15/10, Series 2003-A1, Class A1 (d) *	317,000	317,418
CitiGroup/Deutsche Bank Commercial Mortgage Trust, 5.61%, 10/15/48, Series 2006-CD3, Class A3	7,138,000	7,242,201
Countrywide Asset-Backed Certificates, 5.70%, 8/25/34, Series 2004-3, Class 3A3 (d) *	7,660,000	7,691,773
Countrywide Asset-Backed Certificates, 5.53%, 10/25/35, Series 2005-4, Class 3AV2 (d) *	2,719,735	2,722,058
Credit-Based Asset Servicing and Securitization, 4.83%, 8/25/35, Series 2005-CB5, Class AF2 *	4,000,000	3,944,890
Discover Card Master Trust I, 5.34%, 5/15/10, Series 2004-2 Class A1 *	1,057,000	1,057,410
ERP Operating LP, 5.125%, 3/15/16	2,355,000	2,287,122
GATX Financial Corp., 5.125%, 4/15/10	3,459,000	3,413,545
Goldman Sachs Group, Inc., 5.125%, 1/15/15	4,289,000	4,190,683
JP Morgan Mortgage Trust, 5.225%, 6/1/35, Series 2005-A3	3,437,216	3,361,254
JPMorgan Chase Commercial Mortgage Securities, 5.41%, Series 2005-A816 11/25/35, Class 1A1	5,286,878	5,217,488
JPMorgan Chase Commercial Mortgage Securities, 5.58%, Series 2006-CB16 5/12/45, Class A3B	2,980,000	3,010,967

Lehman Brothers Holdings, Inc., 4.80%, 3/13/14, Series MTNG	4,097,000	3,943,891
MBNA Credit Card Master Note Trust, 5.47%, 8/16/10, Series 2003-A3, Class A3 (d) *	2,150,000	2,153,696
Merrill Lynch & Co., 5.45%, 7/15/14	4,045,000	4,066,592
Merrill Lynch/Countrywide Commercial Mortgage, 5.39%, 7/12/46	2,600,000	2,608,178
Morgan Stanley, 4.25%, 5/15/10 (b)	3,954,000	3,821,161
Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33, Series 2003-RS4, Class AI6	3,671,931	3,519,529
Residential Asset Mortgage Products, Inc., 5.58%, 11/25/35, Series 2005-RZ4, Class A2 (d) *	2,931,000	2,936,230
Residential Asset Securities Corp., 5.47%, 7/25/35, Series 2005-KS6, Class A2 (d) *	6,382,000	6,384,039
Structured Asset Investment Loan Trust, 5.54%, 1/25/36, Series 2005-11, Class A6 (d) *	5,306,000	5,316,169
Synovus Financial Corp., 4.875%, 2/15/13	2,192,000	2,136,490
Wachovia Bank Commercial Mortgage Trust, 5.57%, 10/15/48, Series 2006-C28, Class A4 (d)	4,264,000	4,326,275
Wells Fargo Co., 5.30%, 8/26/11 (b)	4,650,000	4,668,554

		138,785,607

Broadcasting/Cable (0.5%)
Comcast Corp., 5.90%, 3/15/16	2,065,000	2,070,889

Correctional Institutions (0.4%)
Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103.125	1,768,000	1,752,530

Health Care (0.2%)
Cardianl Health, Inc., 4.00%, 6/15/15	1,167,000	1,034,697

Information Technology (2.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	3,499,000	3,501,232
Electric Data Systems, Series B, 6.50%, 8/1/13	1,712,000	1,723,529
Oracle Corp., 5.00%, 1/15/11	3,946,000	3,906,280

		9,131,041

Oil - Field Services (0.1%)
Halliburton Co., 8.75%, 2/15/21	457,000	572,458

Telecommunications (2.7%)
America Movil SA de CV, 5.75%, 1/15/15 (b)	974,000	963,642
Cingular Wireless Services, 8.125%, 5/1/12	2,195,000	2,469,963
Motorola, Inc., 8.00%, 11/1/11, 8.00%, 11/1/11	2,595,000	2,871,539
Motorola, Inc., 7.50%, 5/15/25	4,393,000	5,095,612

		11,400,756

Utilities (3.2%)
FirstEnergy Corp., 6.45%, 11/15/11	2,316,000	2,415,150
General Electric Capital Corp., 5.00%, 1/8/16	1,927,000	1,883,222
General Electric Co., 5.00%, 2/1/13	2,345,000	2,318,973
Ohio Power Co. - IBC, 6.00%, 6/1/16	6,954,000	7,140,493

		13,757,838

Total Corporate Bonds (Cost $183,780,700)		183,361,285

Mortgage-Backed Securities (35.2%)
Federal Home Loan Mortgage Corp. (15.7%)
6.00%, 10/1/19, Pool # G11679	2,096,764	2,124,983
5.00%, 5/1/20, Pool # B19275	3,042,449	2,989,267
5.50%, 11/1/20, Pool # J02711	1,492,936	1,491,862
5.50%, 3/1/21, Pool # J01432	531,666	531,234
5.00%, 9/1/21, Pool # 2909	4,704,861	4,622,619
5.00%, 9/1/21, Pool # 10195 (f)	10,294,000	9,930,497
5.50%, 10/1/21, Pool # G12425	3,770,709	3,767,802
5.00%, 12/1/21, Pool # 2671	1,442,000	1,416,555
5.00%, 7/1/25, Pool # C90908	2,702,400	2,628,144

4.50%, 6/1/35, Pool # G01842	2,162,952	2,026,869
5.50%, 6/1/35, Pool # A35148	5,093,813	5,038,575
5.50%, 7/1/35, Pool # A36540	3,240,301	3,205,164
6.00%, 7/1/35, Pool # A36304	1,380,975	1,391,212
5.50%, 8/1/35, Pool # A36652	1,256,973	1,243,343
5.00%, 9/1/35, Pool # A37961	1,756,451	1,695,356
5.50%, 9/1/35, Pool # G08080	968,605	958,101
5.13%, 12/1/35, Pool # 847603 *	4,443,775	4,366,790
5.50%, 12/1/35, Pool # A40359	1,516,298	1,499,856
5.50%, 4/1/36, Pool # A44445	3,991,617	3,947,127
6.50%, 5/1/36, Pool # A48509	1,969,215	2,005,727
5.00%, 7/1/36, Pool # G02291	651,302	628,371
5.92%, 7/1/36, Pool # 1G2448 *	2,915,190	2,922,357
5.86%, 8/1/36, Pool # 1G1094 *	3,400,003	3,405,639
5.87%, 8/1/36, Pool # 1B7116 *	3,482,653	3,490,620

		67,328,070

Federal National Mortgage Assoc. (16.8%)
6.00%, 10/1/13, Pool # 252061	138,685	140,660
5.50%, 4/1/18, Pool # 685496	219,892	219,876
4.50%, 6/1/19, Pool # 780349	3,010,909	2,904,148
5.00%, 8/1/20, Pool # 838787	538,654	529,421
5.00%, 8/1/20, Pool # 832058	366,220	359,943
5.50%, 11/1/20, Pool # 843972	1,247,405	1,247,315
5.50%, 12/1/20, Pool # 831138	1,668,679	1,668,559
5.50%, 5/1/21, Pool # 895628	2,966,394	2,966,180
5.00%, 8/1/25, Pool # 255892	1,631,391	1,587,518
6.50%, 1/1/35, Pool # 809198	1,084,861	1,105,340
5.50%, 3/1/35, Pool # 787561	6,056,439	5,985,021
5.50%, 4/1/35, Pool # 822982	4,718,781	4,668,193
6.00%, 4/1/35, Pool # 735503	459,648	462,769
7.00%, 6/1/35, Pool # 830686	1,207,600	1,239,551
7.00%, 6/1/35, Pool # 255820	1,029,439	1,056,676
5.00%, 9/1/35, Pool # 757857	1,347,995	1,301,237
5.50%, 10/1/35, Pool # 817568	2,551,720	2,522,575
5.00%, 11/1/35, Pool # 844280	4,241,588	4,094,460
5.50%, 2/1/36, Pool #256101	2,105,374	2,081,327
5.50%, 2/1/36, Pool # 831295	1,231,877	1,217,807
6.50%, 3/1/36, Pool # 866062	2,188,351	2,229,661
5.625%, 5/1/36, Pool # 871259 *	3,037,941	3,038,975
6.50%, 7/1/36, Pool # 887293	1,922,401	1,958,690
5.93%, 8/1/36, Pool # 900502 *	3,566,961	3,581,984
5.00%, 10/1/36, Pool # 894142	4,754,787	4,590,351
5.00%, 10/25/36, Pool # 16548 (f)	4,652,000	4,490,631
6.00%, 10/25/36, Pool # 10940 (f)	14,069,000	14,161,321

		71,410,189

Government National Mortgage Assoc. (2.7%)
5.00%, 11/1/35, Pool # 5461 (f)	12,062,862	11,727,370

Total Mortgage-Backed Securities (Cost $151,421,176)		150,465,629

U.S. Government Agencies (10.7%)
Federal Home Loan Bank (2.2%)
4.85%, 8/10/10, Callable 2/10/07 @ 100 (b)	3,970,000	3,920,581
5.25%, 9/13/13 (b)	4,185,000	4,248,847
5.375%, 5/18/16 (b)	1,395,000	1,432,887

		9,602,315

Federal Home Loan Mortgage Corp. (5.0%)
4.50%, 6/15/10, Series MTN, Callable 3/15/07 @ 100 (b)	1,918,000	1,875,503
5.125%, 7/15/12 (b)	2,884,000	2,904,589
4.875%, 11/15/13 (b)	5,000,000	4,969,484
5.50%, 7/15/16, Series 3061 Class VU	3,406,800	3,424,775
5.125%, 10/18/16 (b)	4,269,000	4,305,551
5.00%, 8/15/31, Series 3025 Class AB	3,613,968	3,558,262

		21,038,164

Federal National Mortgage Assoc. (3.5%)
6.125%, 3/15/12 (b)	3,845,000	4,048,527
5.50%, 11/25/16, Series 2005-120 Class VA	4,820,157	4,819,514
4.00%, 1/25/18, Series 2003-35 Class NA	3,246,122	3,104,077
5.50%, 10/25/24, Series 2006-18, Class CA	3,141,517	3,136,865

		15,108,983

Total U.S. Government Agencies (Cost $45,368,934)		45,749,462

U.S. Treasury Notes (8.4%)
2.00%, 1/15/14	5,777,000	6,128,885
2.00%, 1/15/16	4,499,000	4,416,714
8.875%, 8/15/17 (b)	19,024,000	25,449,052

Total U.S. Treasury Notes (Cost $35,645,565)		35,994,651

U.S. Treasury Bonds (6.7%)
8.75%, 5/15/17 (b)	21,717,000	28,730,918

Total U.S. Treasury Bonds (Cost $28,826,676)		28,730,918

Municipal Bonds (4.1%)
California (0.9%)
Fresno County, CA, Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	3,910,000	3,704,920

Florida (1.2%)
Gainesville, FL, Post Employment Benefits Obligation, 4.68%, 10/1/13	1,185,000	1,150,576
Gainesville, FL, Post Employment Benefits Obligation, 4.71%, 10/1/14	2,480,000	2,403,069
Palm Beach County, FL, 5.735%, 6/1/12	665,000	682,410
Palm Beach County, FL, 5.78%, 6/1/13	945,000	974,399

		5,210,454

Illinois (0.8%)
Chicago, IL, Series B, 5.25%, 1/1/12, XLCA	2,100,000	2,107,329
Illinois State, 3.75%, 6/1/12	1,475,000	1,376,736

		3,484,065

New York (0.4%)
Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	1,670,000	1,609,763

Texas (0.5%)
Brownsville, TX, Utility System, Series B, 4.92%, 9/1/14, AMBAC	2,375,000	2,333,794

Wisconsin (0.3%)
Wisconsin State General Revenue, Series A, 4.80%, 5/1/13	1,325,000	1,298,699

Total Municipal Bonds (Cost $17,520,905)		17,641,695

Repurchase Agreement (0.9%)
U.S. Bank N.A., 5.05%, dated 12/29/06, maturing 1/3/07, with a maturity value of $3,639,354 (Collateralized fully by U.S. Government Agencies)	3,636,803	3,636,803

Total Repurchase Agreement (Cost $3,636,803)		3,636,803

Securities Held as Collateral for Securities on Loan (20.2%)
Pool of Various Securities for BB&T	86,476,283	86,476,283

Funds - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $86,476,283)		86,476,283

Total Investments (Cost $552,677,042) - 129.1%		$552,056,726

Percentages indicated are based on net assets of $427,521,690.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.4%)
Kentucky (96.4%)
Allen County, KY, School District Finance Corp., Revenue, 5.25%, 4/1/10, Prerefunded 4/1/07 @ 102	$455,000	$465,865
Bell County, KY, Public Properties Corp., Revenue, 5.40%, 9/1/13, Prerefunded 3/1/11 @ 102	160,000	173,165
Economic Development Financial Authority, 4.25%, 9/1/09	500,000	508,445
Jefferson County, KY, Capital Projects Corp., Revenue, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	301,230
Kentucky Area Development District Finance Trust Revenue, Series E, 5.40%, 6/1/14, Callable 6/1/10 @ 102, Wachovia Bank N.A.	155,000	164,897
Kentucky Area Development District Financing, Certificates of Participation, Series L, 5.15%, 5/1/36, Callable 5/1/16 @ 100	505,000	529,033
Kentucky Area Development District Financing, Certificates of Participation, Series M, 4.30%, 8/1/09, Callable 8/1/07 @ 100	250,000	250,063
Kentucky Asset/Liability Commission General Receipts Revenue, 5.00%, 10/1/15	480,000	523,838
Kentucky Economic Development Finance Authority Revenue, Series A, 5.75%, 12/1/15, Prerefunded 6/1/10 @ 101, OID	500,000	536,890
Kentucky Housing Corp., Revenue, Series D, 5.20%, 7/1/07, FHA	65,000	65,326
Kentucky State Property & Buildings Commission Refunding Revenue, Project No. 76, 5.50%, 8/1/21, AMBAC	620,000	724,265
Kentucky State Property & Buildings Commission Revenue, 5.15%, 2/1/22, FSA	30,000	32,057
Kentucky State Property & Buildings Commission Revenue, 5.00%, 10/1/22, Prerefunded 10/1/13 @ 100, FSA	465,000	501,391
Kentucky State Property & Buildings Commission Revenue, Project No. 67, 5.50%, 9/1/12, Prerefunded 9/1/10 @ 100	500,000	531,315
Kentucky State Property & Buildings Commission Revenue, Project No. 69, Series A, 5.50%, 8/1/11, FSA	540,000	581,369
Kentucky State Property & Buildings Commission Revenue, Project No. 73, 5.25%, 11/1/11	400,000	426,488
Kentucky State Property & Buildings Commission Revenue, Project No. 74, 5.375%, 2/1/14, Prerefunded 2/1/12 @ 100, FSA	500,000	539,470
Kentucky State Property & Buildings Commission Revenue, Project No. 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	537,120

Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/11, AMBAC	200,000	215,072
Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/12, AMBAC	500,000	544,720
Kentucky State Turnpike Authority Refunding Revenue, Revitalization Project, Series A, 5.50%, 7/1/15, AMBAC	270,000	303,510
Kentucky State Turnpike Authority Revenue, Series B, 5.00%, 7/1/16, AMBAC	500,000	546,660
Larue County, KY, School District, School Building Revenue, 4.25%, 7/1/15, MBIA	195,000	201,612
Leslie County, KY, Detention Facilities Improvement Project, G.O., 4.75%, 12/1/35, Callable 12/1/15 @ 100, OID	600,000	599,976
Louisville & Jefferson County KY, Metropolitan Government, 4.00%, 11/1/13	225,000	228,805
Louisville & Jefferson County KY, Farmdale Adult Citizens, 5.625%, 12/1/31	160,000	154,994
Louisville & Jefferson Counties, KY, Metropolitan Sewer District Revenue, Series A, 5.00%, 5/15/10, MBIA	55,000	57,361
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.00%, 10/1/26, Callable 10/1/16 @ 100	500,000	516,735
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue, Series A, 5.00%, 5/15/36, Callable 11/15/11 @ 101, MBIA, OID	900,000	948,546
Louisville & Jefferson County, KY, Waterworks & Water Systems Revenue, 5.00%, 11/15/16	495,000	542,367
Louisville & Jefferson County, KY, Watetrworks & Water Systems Revenue, 4.00%, 11/15/12	35,000	35,567
Louisville, KY, Parking Authority Revenue, 7.50%, 7/1/09, Callable 1/1/07 @ 100, ETM	350,000	382,687
Somerset, KY, Independent School District Finance Corp., Revenue, 4.00%, 10/1/08	65,000	65,424
University of Kentucky, University & College Improvements Revenue, Series Q, 5.00%, 5/1/10, ETM	250,000	260,028
Urban County, KY, G.O., Series D, 4.00%, 5/1/12, MBIA	250,000	253,750

Total Municipal Bonds (Cost $12,999,662)		13,250,041

Investment Company (2.0%)

Federated Tax-Free Obligations Fund,	275,336	275,336

Institutional Service Class
Total Investment Company (Cost $275,336)		275,336

Total Investments (Cost $13,274,998) - 98.4%		$13,525,377

Percentages indicated are based on net assets of $13,750,010.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (94.5%)
Maryland (94.5%)
Anne Arundel County, MD, Water Utility Improvements, G.O., 5.375%, 3/1/13, Prerefunded 3/1/12 @ 100	$400,000	$432,428
Anne Arundel County, MD, Water Utility Improvements, G.O., 5.375%, 3/1/15, Callable 3/1/12 @ 100	350,000	378,375
Baltimore County, MD, Water Utility Improvements, Metropolitan District, 70th Issue, G.O., 5.00%, 9/1/16	355,000	391,824
Baltimore, MD, Water Project, Unrefunded Revenue, Series A, 5.00%, 7/1/24, FGIC	305,000	339,456
Frederick County, MD, Public Facilities Refunding, G.O., 5.00%, 8/1/14	645,000	699,928
Frederick County, MD, Public Facilities, G.O., 5.00%, 12/1/15	500,000	547,485
Maryland State Department of Transportation Revenue, 4.25%, 2/15/17, Callable 2/15/16 @ 100	425,000	436,577
Maryland State Department of Transportation Revenue, Second Issue, 5.00%, 6/1/15	100,000	109,119
Maryland State Health & Higher Education Facilities Authority Revenue, Doctors Community Hospital, Series A, 4.00%, 7/1/13	250,000	248,388
Maryland State Health & Higher Education Facilities Authority, Medical System, Series A, 4.50%, 7/1/26, Callable 7/1/16 @ 100	225,000	225,000
Maryland State Health & Higher Educational Facilities Authority Refunding Revenue, Doctors Hospital, Inc., 5.50%, 7/1/24, Callable 7/1/07 @ 100	240,000	240,192
Maryland State Health & Higher Educational Facilities Authority Refunding Revenue, Medstar Health, Inc., 5.00%, 8/15/12	245,000	257,277
Maryland State Health & Higher Educational Facilities Authority Revenue, 5.125%, 7/1/33, Callable 7/1/08 @ 101, FSA	120,000	123,296
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.125%, 7/1/12, Callable 7/1/12 @ 100, AMBAC	350,000	375,718
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.00%, 7/1/27, Callable 7/1/27 @ 100, AMBAC	220,000	244,268
Maryland State Health & Higher Educational Facilities Authority Revenue, Howard County General Hospital, 5.50%, 7/1/13, Callable 7/1/07 @ 100	45,000	46,121

Maryland State, MD, State & Local Facilities, First Series, G.O., 5.00%, 3/1/10, Callable 3/1/08 @ 101	350,000	359,282
Maryland State, MD, State & Local Facilities, Second Series, G.O., 5.00%, 8/1/11	380,000	402,473
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 7/1/17	500,000	553,860
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 2/1/21, Callable 2/1/12 @ 101	240,000	257,258
Montgomery County, MD, Construction & Public Improvements, Series A, G.O., 5.00%, 2/1/22, Callable 2/1/12 @ 101	500,000	535,955
Prince Georges County, MD, Construction & Public Improvements Refunding G.O., Series B, 5.00%, 10/1/12	690,000	737,928
Prince Georges County, MD, Construction & Public Improvements, G.O., 5.00%, 9/15/13	250,000	269,700
Washington County, MD, Public Improvements, G.O., 4.80%, 1/1/08, Callable 1/1/07 @ 100, FGIC	100,000	100,089
Washington Suburban Sanitation District Refunding, G.O., 5.00%, 6/1/09	400,000	413,244
Washington Suburban Sanitation District Refunding, G.O., 5.00%, 6/1/12	275,000	293,805
Washington Suburban Sanitation District Refunding, G.O., 4.00%, 6/1/17, Callable 6/1/16 @ 100	100,000	101,189
Westminister, MD, Educational Facilities Revenue, 4.00%, 11/1/16	350,000	343,063

Total Municipal Bonds (Cost $9,350,540)		9,463,298

Investment Companies (6.3%)
Federated Maryland Municipal Cash Trust	467,785	467,785
Federated Tax-Free Obligations Fund, Institutional Service Class	166,350	166,350

Total Investment Companies (Cost $634,135)		634,135

Total Investments (Cost $9,984,675) - 100.8%		$10,097,433

Percentages indicated are based on net assets of $10,018,852.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (95.6%)
North Carolina (95.6%)
Alamance County, NC, School Improvements, G.O., 5.00%, 2/1/19, Callable 2/1/16 @ 100	$1,000,000	$1,088,980
Appalachian State University of North Carolina Refunding Revenue, 5.25%, 7/15/20, Callable 7/15/15 @ 100, MBIA	1,000,000	1,098,040
Appalachian State University of North Carolina, Refunding Revenue, 5.00%, 7/15/18, Callable 7/15/15 @ 100, MBIA	1,345,000	1,454,147
Asheville, NC, Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/21, Callable 8/1/15 @ 100, FSA	1,430,000	1,538,423
Bladen County, NC, G.O., 5.60%, 5/1/13, Callable 5/1/10 @ 101.50, FSA	1,150,000	1,235,123
Broad River, NC, Water Authority Water System Revenue., 5.00%, 6/1/19	1,050,000	1,123,332
Brunswick County, NC, Enterprise Systems Revenue, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100, FSA	1,000,000	1,093,790
Cabarrus County, NC, Certificates of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,373,382
Charlotte NC Storm Water Fee, 5.00%, 6/1/23	1,470,000	1,582,014
Charlotte North Carolina, Series 2005, 5.00%, 6/1/13	1,070,000	1,153,278
Charlotte, NC, Mecklenberg County Hospital Authority Revenue, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,633,424
Charlotte, NC, Public Improvements, G.O., 5.50%, 6/1/09	1,460,000	1,525,131
Chatham County North Carolina, 5.00%, 6/1/24	1,690,000	1,814,671
Cumberland County, NC, School Improvements, G.O., 5.50%, 3/1/09	1,055,000	1,096,240
Durham, NC, Refunding Bonds, G.O., 5.00%, 2/1/13	1,585,000	1,702,623
Durham, NC, Water & Sewer Utility Systems Revenue, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,061,560
Franklin County, NC, School Improvements, G.O., 4.50%, 8/1/16, FSA	265,000	280,831
Gastonia, NC, Combined Utilities System Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, AMBAC	1,060,000	1,148,786
Gastonia, NC, Combined Utilities Systems Revenue, 5.00%, 5/1/10, MBIA	1,000,000	1,043,400
Greenville, NC, Combined Enterprise Systems Revenue, 5.50%, 9/1/10, FSA	1,455,000	1,548,702
Guilford County, NC, Public Improvements, G.O., Series B, 5.00%, 10/1/09	2,000,000	2,076,980

Guilford County, NC, Public Improvements, G.O., Series B, 5.25%, 10/1/15, Callable 10/1/10 @ 102, OID	2,030,000	2,179,834
High Point, NC, Combined Enterprise System Revenue, 4.20%, 11/1/18, Callable 11/1/16 @ 100, FSA	700,000	708,533
High Point, NC, Public Improvements, G.O., Series B, 5.40%, 6/1/08	1,250,000	1,281,063
Johnston County, NC, Finance Corp. Revenue, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,070,000	1,130,637
Johnston County, NC, G.O., 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,063,900
Johnston County, NC, Refunding, G.O., 5.00%, 2/1/16, Callable 2/1/15 @ 100, FGIC	270,000	292,920
Lincoln County, NC, Certificates of Participation, 5.00%, 6/1/12, FSA	260,000	275,569
Lincoln County, NC, Certificates of Participation, 5.00%, 6/1/13, FSA	495,000	528,556
Lincoln County, NC, Certificates of Participation, 5.00%, 6/1/16, FSA	635,000	689,197
Lincolnton, NC, Combined Enterprise Systems Refunding Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, XLCA	140,000	151,207
Mecklenburg County, NC, Public Improvements, G.O., Series D, 5.00%, 4/1/11, Prerefunded 4/1/10 @ 100.50	1,000,000	1,046,100
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC-TCRS, ETM	1,095,000	1,183,794
New Hanover County, NC, Hospital Revenue, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,046,070
New Hanover County, NC, Public Improvements, G.O., 5.30%, 11/1/08	1,500,000	1,545,720
New Hanover County, NC, Refunding, G.O., 5.25%, 2/1/18	1,000,000	1,124,400
North Carolina Eastern Muncipal Power Agency, Refunding Revenue, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	2,810,000	2,961,430
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 5.00%, 1/1/17, ETM, OID	670,000	730,782
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.40%, 1/1/21, OID	3,975,000	4,853,673
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100, OID	1,310,000	1,608,484
North Carolina Medical Care Commission Health Care Facilities Revenue, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/07 @ 100, OID	1,325,000	1,331,055
North Carolina Medical Care Commission Health Care Facilities Revenue, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/07 @ 101, AMBAC	750,000	765,930
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.40%, 2/15/11, Callable 2/15/07 @ 101	565,000	576,662

North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/07 @ 101, OID	2,130,000	2,185,295
North Carolina Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, 4.60%, 8/15/07, OID (e)	1,795,000	1,797,782
North Carolina Medical Care Commission Hospital Revenue, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Prerefunded 12/1/08 @ 101	1,155,000	1,201,939
North Carolina Medical Care Commission Revenue, Health Care and Housing, ARC Projects, Series A, 4.65%, 10/1/14	1,265,000	1,279,699
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100	1,000,000	1,031,070
North Carolina State University, G.O., Series A, 5.00%, 6/1/20, Callable 6/1/16 @ 100	2,000,000	2,180,260
North Carolina State University, Water Utility Improvements, G.O., Series A, 5.00%, 3/1/17, Callable 3/1/16 @ 100	1,625,000	1,779,619
North Carolina, Municipal Power Agency Revenue, 5.00%, 1/1/20, OID	445,000	496,153
Onslow County, NC, Certificates of Participation, 4.38%, 6/1/14, XLCA	85,000	88,144
Onslow County, NC, Certificates of Participation, 4.50%, 6/1/15, XLCA	255,000	267,230
Onslow County, NC, Certificates of Participation, 4.50%, 6/1/16, XLCA	170,000	178,138
Onslow County, NC, Certificates of Participation, 4.50%, 6/1/24, Callable 6/1/16 @ 100, MBIA, OID	1,550,000	1,577,373
Onslow County, NC, Hospital Authority Revenue, Onslow Memorial Hospital Project, 4.75%, 10/1/12, MBIA FHA	130,000	136,221
Onslow County, NC, Schools, Certificates of Participation, 5.00%, 6/1/19, Callable 6/1/16 @ 100, MBIA	2,920,000	3,172,579
Orange County, NC, Public Improvements Project, Series A, Certificates of Participation, 5.00%, 4/1/23, Callable 4/1/16 @ 100, AMBAC	1,000,000	1,069,470
Orange Water & Sewage Authority NC Water & Sewage Sys, 4.00%, 7/1/16	295,000	299,670
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,615,538
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,842,962
Piedmont-Triad, NC, Airport Authority Revenue, Series A, 6.38%, 7/1/16, Prerefunded 7/1/09 @ 101, FSA	1,385,000	1,489,831
Pitt County, NC, Revenue, Memorial Hospital Project, 5.50%, 12/1/15, Callable 12/1/07 @ 101, ETM	2,440,000	2,629,686
Raleigh, NC, Combined Enterprise System Refunding Revenue, Series B, 4.00%, 3/1/20, OID	2,065,000	2,031,650

Raleigh, NC, Combined Enterprise System Revenue, Series A, 5.00%, 3/1/20	2,665,000	2,878,412
Randolph County, NC, Certificates of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,836,083
Rowan County, NC, Schools, G.O., 5.00%, 4/1/17, Callable 4/1/15 @ 100, AMBAC	1,395,000	1,511,050
Rutherford County, NC, Certificates of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,701,275
Sampson County, NC, Certificate of Participation, 5.00%, 6/1/19, Callable 6/1/17 @ 100	1,000,000	1,084,160
University of North Carolina Charlotte Revenue, 4.75%, 10/1/35, Callable 10/1/16 @ 100, AMBAC	375,000	386,798
University of North Carolina Refunding Revenue, Series A, 4.75%, 12/1/34, Callable 12/1/15 @ 100	1,125,000	1,162,991
University of North Carolina Wilmington, Certificates of Participation, Student Housing Project, 5.00%, 6/1/25, Callable 6/1/16 @ 100, FGIC	1,000,000	1,066,500
University of North Carolina, System Pool Revenue, Series A, 5.00%, 10/1/18, Callable 10/1/16 @ 100	1,000,000	1,088,660
Wake County, NC, G.O., 5.30%, 2/1/11, Prerefunded 2/1/10 @ 100.50	1,000,000	1,052,430
Wake County, NC, Hospital Authority Revenue, 5.13%, 10/1/13, MBIA, ETM	2,425,000	2,634,277
Wake County, NC, Schools, G.O., 5.00%, 5/1/21, Callable 5/1/15 @ 100	1,900,000	2,051,677
Wilmington, NC, Certificates of Participation, Series A, 5.00%, 6/1/19, Callable 6/1/16 @ 100	1,095,000	1,178,089
Wilmington, NC, Certificates of Participation, Series A, 5.00%, 6/1/22, Callable 6/1/16 @ 100	395,000	422,223
Winston-Salem Water & Sewer Systems Revenue, 5.00%, 6/1/20, Callable 6/1/15 @ 100	1,170,000	1,260,734

Total Municipal Bonds (Cost $101,545,934)		104,414,041

Investment Company (2.9%)
PNC North Carolina Blackrock Fund, Institutional Class	3,116,335	3,116,335

Total Investment Company (Cost $3,116,335)		3,116,335

Total Investments (Cost $104,662,269) - 98.5%		$107,530,376

Percentages indicated are based on net assets of $109,214,651.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (94.9%)
South Carolina (94.9%)
Aiken County, SC, G.O., 4.00%, 2/1/12, MBIA	$90,000	$91,399
Aiken County, SC, G.O., 4.00%, 2/1/14, MBIA	115,000	116,973
Anderson County, SC, School District No 2, G.O., Series B, 6.00%, 3/1/12, Callable 3/1/10 @101, SCSDE	500,000	539,450
Anderson County, SC, School District No. 2, G.O., Series B, 5.125%, 3/1/25, Callable @101, MBIA SCSDE	800,000	834,304
Anderson County, SC. School District No. 4, G.O., 4.50%, 3/1/23, Callable 3/1/16 @100, FSA SCSDE	340,000	345,348
Beaufort County, SC, G.O., Series B, 5.00%, 3/1/21, Callable 3/1/16 @ 100, MBIA	300,000	323,544
Beaufort County, SC, Public Improvements, G.O., 5.00%, 2/1/24, Callable 2/1/14 @100, MBIA State Aid Withholding	155,000	164,185
Beaufort County, SC, School District Refunding, G.O., Series A, 5.00%, 3/1/13, SCSDE	125,000	133,959
Beaufort County, SC, School District Refunding, G.O., Series A, 5.00%, 3/1/19, Callable 3/1/15 @ 100, SCSDE	465,000	500,070
Berkeley County, SC, Water & Sewer Revenue, Series A, 5.00%, 6/1/24, Callable 6/1/15 @ 100, FSA	350,000	373,002
Berkley County, SC, Water & Sewer Revenue, Series A, 5.00%, 6/1/21, Callable 6/1/15 @100, FSA	395,000	422,705
Charleston County, SC, G.O., 4.625%, 11/1/27, Callable 11/1/15 @100, State Aid Withholding	300,000	306,426
Charleston County, SC, School District Refunding, G.O., Series B, 5.00%, 2/1/19, Callable 2/1/12 @ 100, SCSDE	250,000	263,045
Charleston, SC, Waterworks & Sewer Refunding Revenue, 5.125%, 1/1/12	425,000	453,241
Charleston, SC, Waterworks & Sewer Refunding Revenue, 5.25%, 1/1/14, Callable 1/1/11 @ 101	600,000	638,586
Florence County, SC, Hospital Revenue, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA (d)	500,000	522,520
Florence, SC, New Public Housing Authority Revenue, 5.75%, 8/1/10, Callable 2/1/07 @ 100, U.S. Government Guaranteed	100,000	106,003
Greenville, SC, Stormwater System Revenue, 5.00%, 4/1/22, Callable 4/1/11 @ 101, FSA	195,000	204,526
Greenville, SC, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	380,000	412,049
Greenwood, SC, Metro District Sewer Systems Revenue, 4.00%, 10/1/15, FSA	420,000	426,031
Horry County, SC, School District, G.O., Series A, 5.00%, 3/1/11, SCSDE	500,000	526,415

Horry County, SC, School District, G.O., Series A, 4.00%, 3/1/14, FSA, SCSDE	235,000	239,054
Horry County, SC, School District, G.O., Series A, 5.375%, 3/1/15, Callable 3/1/12 @ 100, SCSDE	250,000	269,023
Kershaw County, SC, School District, G.O., 6.125%, 2/1/16, Prerefunded 2/1/10 @ 100, SCSDE	500,000	535,700
Lancaster County, SC, Assessment Revenue, Series B, 5.75%, 12/1/37, Callable 12/1/16 @ 100	500,000	531,630
Laurens County, SC, School District No. 55 Installment Purchase Revenue, 5.25%, 12/1/24, Callable 12/1/15 @ 100	225,000	236,943
Laurens County, SC, School District No. 56, G.O., 4.125%, 3/1/15, MBIA, SCSDE	195,000	199,505
Lexington County, SC, Public Improvements, G.O., 5.00%, 2/1/14, Callable 2/1/12 @ 100, FGIC State Aid Withholding	500,000	529,170
Newberry County, SC, County School Project Revenue, 5.25%, 12/1/21, Callable 12/1/15 @ 100	100,000	109,692
Orangeburg County, SC, G.O., Series A, 4.00%, 4/1/13, FGIC	250,000	253,863
Richland County, SC, School District No. 1 Refunding, G.O., 5.00%, 3/1/19, Callable 3/1/15 @ 100, FSA, SCSDE	400,000	430,168
Richland County, SC, School District No. 1, G.O., Series A, 5.25%, 3/1/20, Callable 3/1/12 @ 100, SCSDE	300,000	319,800
Rock Hill, SC, Utility Systems Refunding Revenue, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	585,000	632,754
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA (d)	500,000	522,030
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 6.00%, 8/1/12	200,000	219,260
South Carolina Medical University, 4.00%, 4/1/17, AMBAC	815,000	820,077
South Carolina State Economic Development, G.O., Series A, 5.00%, 8/1/16, Callable 8/1/15 @ 100	350,000	381,808
South Carolina State University, Wade Hampton State Office Building, G.O., Series A, 4.00%, 11/1/17, Callable 11/1/15 @ 100	50,000	50,380
South Carolina State, Public Services Authority Revenue, Series A, 5.00%, 1/1/20, Callable 1/1/14 @ 100, AMBAC	600,000	636,720
South Carolina State, Public Service Authority Revenue, Series A, 5.00%, 1/1/17, Callable 1/1/14 @ 100, FSA	450,000	482,369
South Carolina State, State Institutions, Series D, 4.00%, 10/1/18, Callable 10/1/16 @ 100, St Aid Withholding	885,000	885,168
South Carolina Transportation Infrastructure Bank Refunding Revenue, 5.25%, 10/1/15, AMBAC	500,000	553,735

Spartanburg County, SC, School District No. 5, G.O., 5.25%, 5/1/10, SCSDE	525,000	552,384
Spartanburg, SC, Water Works Refunding Revenue, 5.25%, 6/1/11, FSA	500,000	532,005
University of South Carolina Medical Facilities Refunding Revenue, 6.00%, 8/15/12 (d)	500,000	558,995
York County, SC, School District No. 3, G.O., Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	155,000	160,823

Total Municipal Bonds (Cost $17,920,213)		18,346,837

Investment Company (4.1%)
Federated Tax-Free Obligations Fund,	796,990	796,990

Institutional Service Class
Total Investment Company (Cost $796,990)		796,990

Total Investments (Cost $18,717,203) - 99.0%		$19,143,827

Percentages indicated are based on net assets of $19,345,126.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.2%)
District of Columbia (2.2%)
Washington, D.C., Metropolitan Transportation Authority Refunding Revenue, 6.00%, 7/1/09, FGIC	$1,615,000	$1,707,071

Virginia (94.0%)
Alexandria, VA, Construction & Public Improvements, G.O., 5.00%, 6/15/08, State Aid Withholding	1,000,000	1,020,880
Alexandria, VA, Construction & Public Improvements, G.O., 5.00%, 1/1/13	1,000,000	1,074,450
Alexandria, VA, G.O., Series A, 5.00%, 6/15/16	1,000,000	1,102,210
Arlington County, VA, Public Improvement, G.O., 5.125%, 6/1/11, Prerefunded 6/1/09 @ 100, State Aid Withholding	1,000,000	1,036,690
Arlington County, VA, Refunding, G.O., 5.00%, 5/15/15, Callable 5/15/14 @ 100	1,295,000	1,404,777
Chesapeake, VA, Refunding Public Improvement, 5.00%, 5/1/11	1,000,000	1,053,800
Chesapeake, VA, Refunding, G.O., 5300%, 6/1/13	1,000,000	1,074,860
Chesterfield County, VA, Pollution Control Authority Revenue, 5.50%, 10/1/09, Callable 11/8/08 @ 100	2,500,000	2,527,649
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.10%, 10/1/13	275,000	274,711
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.15%, 10/1/14	490,000	489,167
Fairfax County, VA, Economic Development Authority Refunding Revenue, Series A, 4.20%, 10/1/15	225,000	223,765
Fairfax County, VA, Economic Development Authority Revenue, First Series, 5.25%, 9/1/10, Prerefunded 9/1/09 @ 102, OID	1,000,000	1,061,130
Fauquier County Virginia School Boards, 4.125%, 7/1/26, Callable 7/1/16 @ 100, MBIA	1,755,000	1,710,195
Henrico County, VA, Water & Sewer Refunding Revenue, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,000,000	1,053,420
Lessburg, VA, Public Utilities, G.O., 4.75%, 7/1/23, Callable 7/1/16 @ 100	1,275,000	1,339,694
Loudoun County, VA, Public Improvements, G.O., Series B, 5.00%, 12/1/14	1,000,000	1,091,550
Loudoun County, VA, Water & Sewer Revenue, 5.75%, 1/1/11, FSA	1,000,000	1,078,760
New Port Community Development Authority Special Assessment, 5.50%, 9/1/26, Callable 9/1/16 @ 101	1,325,000	1,364,803
Newport News, VA, G.O., Series A, 5.50%, 5/1/13, Prerefunded 5/1/10 @ 102, OID	1,845,000	1,984,593

Newport News, VA, G.O., Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Withholding	1,250,000	1,320,975
Norfolk, VA, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,066,926
Pittsylvania County, VA, G.O., Series B, 5.625%, 3/1/15, Callable 3/1/11 @ 102, MBIA	1,315,000	1,434,534
Portsmouth, VA, Public Utility Refunding, G.O., Series B, 5.00%, 4/1/21, Callable 4/1/15 @ 100, MBIA	1,530,000	1,646,617
Portsmouth, VA, Public Utility Refunding, G.O., Series B, 5.00%, 4/1/22, Callable 4/1/15 @ 100, MBIA	1,375,000	1,477,795
Prince William County, VA, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,083,150
Richmond, VA, G.O., 5.25%, 1/15/09, FSA	1,500,000	1,549,230
Roanoke, VA, Public Improvement, G.O., 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,088,420
Roanoke, VA, Public Improvement, G.O., 5.00%, 2/1/18, Callable 2/1/15 @ 101, State Aid Withholding	1,000,000	1,089,430
Southampton County, VA, Industrial Development Authority, 5.00%, 4/1/19, CIFG	1,050,000	1,124,456
Southampton County, VA, Industrial Development Authority Revenue, 4.00%, 4/1/15	460,000	462,392
Spotsylvania County, VA, Public Improvements, G.O., 5.00%, 1/15/17, Callable 1/15/16 @ 100	1,645,000	1,797,376
Spotsylvania County, VA, Refunding, G.O., 5.50%, 7/15/12, FSA	2,925,000	3,197,404
Stafford County, VA, Economic Development Authority Hospital Facilities Revenue, 4.00%, 6/15/15	350,000	345,814
Stafford County, VA, Economic Development Authority Hospital Facilities Revenue, 4.00%, 6/15/16	100,000	98,412
University of Virginia, General Revenue, 5.00%, 6/1/22, Callable 6/1/13 @ 100	490,000	518,636
Upper Occoquan Sewer Authority, Regional Sewer Refunding Revenue, 5.00%, 7/1/25, Callable 7/1/15 @ 100, FSA	1,000,000	1,068,520
Virginia Beach, VA, Industrial Development Authority Revenue, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,036,610
Virginia Beach, VA, Public Improvement, G.O., 5.25%, 3/1/11, Prerefunded 3/1/10 @ 101, State Aid Withholding, OID	3,205,000	3,386,979
Virginia College Building Authority, 5.00%, 9/1/12	2,000,000	2,135,000
Virginia College Building Authority, Educational Facilities Revenue, 5.50%, 4/1/10	1,000,000	1,056,090
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/19, Callable 9/1/11 @ 100	1,015,000	1,063,984
Virginia College Building Authority, Educational Facilities Revenue, Series A, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,000,000	1,074,130

Virginia Commonwealth Transportation Board Revenue, Series B, 5.75%, 5/15/09	1,035,000	1,085,229
Virginia Commonwealth Transportation Board Revenue, Series B, 5.50%, 5/15/15, Prerefunded 5/15/09 @ 101, OID	1,185,000	1,248,089
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,040,000	1,156,688
Virginia State Public Building Authority Revenue, Series A, 5.00%, 8/1/15	2,000,000	2,181,760
Virginia State Public Building Authority, Public Facilities Revenue, Series A, 5.00%, 8/1/14	2,000,000	2,167,580
Virginia State Public School Authority Refunding Revenue, Series A, 5.25%, 8/1/17, State Aid Withholding	205,000	229,721
Virginia State Public School Authority Refunding Revenue, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,228,688
Virginia State Public School Authority, G.O., Series B, 5.25%, 8/1/10, Prerefunded 8/1/09 @ 101, State Aid Withholding, OID	1,000,000	1,050,790
Virginia State Public School Authority, G.O., Series B, 3.00%, 8/1/20, Callable 8/1/11 @ 101, OID	3,690,000	3,238,454
Virginia State Public School Authority, School Financing Revenue, Series A, 5.25%, 8/1/10, Callable 8/1/09 @ 101, OID	2,040,000	2,150,201
Virginia State, Series B, 5.00%, 6/1/17	1,715,000	1,852,955
Winchester, VA, Public Improvements, G.O., 5.00%, 11/1/22, Callable 11/1/15 @ 100, FGIC	2,160,000	2,331,072

		72,011,211

Total Municipal Bonds (Cost $71,756,505)		73,718,282

Investment Company (2.8%)
PNC Virginia Blackrock Fund, Institutional Class	2,131,786	2,131,786

Total Investment Company (Cost $2,131,786)		2,131,786

Total Investments (Cost $73,888,291) - 99.0%		$75,850,068

Percentages indicated are based on net assets of $76,653,803.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.6%)
West Virginia (96.6%)
Berkeley County, WV, Public Sewer, 4.60%, 10/1/15, Callable 10/1/13 @ 100	$690,000	$687,495
Berkeley County, WV, Public Sewer, 4.70%, 10/1/16, Callable 10/1/13 @ 100	720,000	718,445
Berkeley County, WV, Public Sewer, 4.65%, 10/1/25, Callable 4/1/12 @ 100	470,000	471,927
Berkeley County, WV, Public Sewer, 4.80%, 10/1/25, Callable 4/1/12 @ 100	100,000	100,639
Cabell County, WV, Board of Education, G.O., 5.00%, 5/1/16, MBIA	2,000,000	2,182,660
Cabell, Putnam & Wayne Counties, WV, Single Family Residential Mortgage Revenue, 7.375%, 4/1/11, FGIC	640,000	724,768
Charleston, WV, Urban Renewal Authority Revenue, 5.25%, 12/15/18, Callable 12/15/09 @103, FSA	1,080,000	1,152,436
Clarksburg, WV, Water Refunding Revenue, 5.25%, 9/1/19, Callable 9/1/12 @101, FGIC	1,190,000	1,284,950
Fairmont State College, WV, Student Activity Revenue, Series B, 5.00%, 6/1/32, Callable 6/1/13 @100, FGIC	1,355,000	1,427,113
Farimont, WV, Waterworks Refunding Revenue, 5.375%, 7/1/13, Callable 7/1/07 @102, MBIA	680,000	698,999
Greenbrier, WV, Public Service, 4.00%, 10/1/13, Callable 10/1/12 @ 100	250,000	249,403
Greenbrier, WV, Public Service, 4.00%, 10/1/14, Callable 10/1/12 @ 100	155,000	154,430
Harrison County, WV, Building Commission Revenue, 5.15%, 4/1/18, Prerefunded 4/1/08 @102, AMBAC	1,000,000	1,038,430
Harrison County, WV, County Commission Solid Waste Disposal Revenue, Series B, 6.30%, 5/1/23, Callable 5/1/07 @100, AMBAC - TCRS	860,000	869,864
Huntington, WV, Sewer Revenue, Series A, 4.60%, 11/1/12, Callable 11/1/11 @ 100	320,000	319,690
Huntington, WV, Sewer Revenue, Series A, 4.60%, 11/1/13, Callable 11/1/11 @ 100	335,000	334,203
Huntington, WV, Sewer Revenue, Series A, 4.70%, 11/1/14, Callable 11/1/11 @ 100	350,000	350,175
Huntington, WV, Sewer Revenue, Series A, 4.70%, 11/1/15, Callable 11/1/11 @ 100	365,000	364,507
Logan County, WV, Logan County Health Revenue, 8.00%, 12/1/16	690,000	899,629
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hospital Project, Series A, 5.00%, 7/1/30, Callable 7/1/15 @100	1,700,000	1,741,395
Monongalia County, WV, Pollution Control Refunding Revenue, Series B, 5.95%, 4/1/13, Callable 4/1/07 @100, MBIA	2,000,000	2,016,360

Morgantown, WV, Tax Increment Revenue, 4.80%, 6/1/26	1,000,000	969,970
Morgantown, WV, Tax Increment Revenue, Series A, 4.50%, 6/1/16	250,000	246,220
Ohio County, WV, Board of Education Refunding, G.O., 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	829,560
Ohio County, WV, Commission Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, 5.625%, 3/1/36	640,000	663,136
Ohio County, WV, Commission Tax Increment Revenue, Fort Henry Centre Financing District, Series A, 5.625%, 6/1/34, Callable 12/1/15 @100	1,000,000	1,052,290
Parkersburg, WV, Waterworks & Sewage System Refunding Revenue, Series C, 5.00%, 9/1/14, FGIC	1,190,000	1,287,247
Parkersburg, WV, Waterworks & Sewage System Refunding Revenue, Series C, 5.00%, 9/1/15, FGIC	1,330,000	1,447,625
Parkersburg, WV, Waterworks & Sewage System Refunding Revenue, Series C, 4.00%, 9/1/16, Callable 9/1/15 @100, FGIC	40,000	40,399
Parkersburg, WV, Waterworks & Sewage Systems Refunding Revenue, Series A, 4.50%, 8/1/22, Callable 8/1/15 @100, FGIC	885,000	898,204
Pleasants County, WV, Pollution Control Refunding Revenue, Series C, 6.15%, 5/1/15, Callable 5/1/07 @100, AMBAC	1,100,000	1,119,349
Pleasants County, WV, Pollution Control Refunding Revenue, Series C, 6.15%, 5/1/15, Callable 5/1/07 @100, AMBAC, MBIA	1,000,000	1,017,590
South Charleston, WV, Hospital Refunding Revenue, Series A, 5.50%, 10/1/09, MBIA	520,000	522,200
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.50%, 6/1/17, Callable 6/1/15 @ 100	360,000	367,124
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.75%, 6/1/21, Callable 6/1/15 @ 100	1,035,000	1,063,162
West Virginia Economic Development Authority Revenue, Department of Environmental Protection, 4.75%, 11/1/11	535,000	559,653
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,176,560
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/15, Callable 6/1/12 @101, MBIA	1,000,000	1,094,110
West Virginia Economic Development Authority Revenue, Series A, 5.00%, 10/1/15, Callable 10/1/11 @101	1,250,000	1,322,275
West Virginia Economic Development Authority Revenue, Series A, 5.50%, 6/1/18, Callable 6/1/12 @101, MBIA	1,000,000	1,089,180
West Virginia Higher Educational Facilities Revenue, Series B, 5.00%, 4/1/14, FGIC	250,000	269,265
West Virginia Higher Educational Facilities Revenue, Series B, 5.00%, 4/1/23, Callable 4/1/14 @100, FGIC	4,990,000	5,320,686

West Virginia Highway Commission, Series A, 5.00%, 9/1/14, FSA	1,450,000	1,565,478
West Virginia State Building Commission Refunding Revenue, Series A, 5.25%, 7/1/10, AMBAC	1,950,000	2,048,514
West Virginia State Capital Appreciation, Infrastructure, G.O., Series A, 4.90%, 11/1/24, FGIC **	500,000	230,835
West Virginia State Hospital Finance Authority Refunding Revenue, 5.00%, 8/1/09, Callable 8/1/07 @100, FSA	800,000	805,328
West Virginia State Hospital Finance Authority Revenue, 6.10%, 1/1/18, Callable 1/1/07 @100, MBIA	1,300,000	1,312,441
West Virginia State Hospital Finance Authority Revenue, 5.50%, 3/1/22, Callable 3/1/14 @100	970,000	1,019,732
West Virginia State Hospital Finance Authority Revenue, Series A, 6.50%, 9/1/16	620,000	737,068
West Virginia State Housing Development Fund Revenue, Marion Unity Apartments Project, Series A, 5.40%, 1/1/16, Callable 7/1/11 @100	400,000	400,316
West Virginia State Housing Development Fund Revenue, Marion Unity Apartments Project, Series A, 5.75%, 1/1/29, Callable 7/1/11 @100, OID	515,000	512,451
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.00%, 5/15/10, FGIC	1,165,000	1,215,002
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.25%, 5/15/12, FGIC	1,000,000	1,075,570
West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue, 5.25%, 5/15/17, FGIC	700,000	782,082
West Virginia State School Building Authority Revenue, 5.25%, 1/1/14, MBIA	500,000	545,830
West Virginia State School Building Authority Revenue, 5.25%, 7/1/14, MBIA	615,000	674,440
West Virginia State Water Development Authority Revenue, Series A, 5.50%, 11/1/18, Prerefunded 11/1/09 @ 102, AMBAC	1,000,000	1,069,420
West Virginia State, Highway Improvements, G.O., 5.50%, 6/1/10, FSA	1,410,000	1,493,726
West Virginia State, State Road Improvements, G.O., 5.00%, 6/1/16, Callable 6/1/15 @100, FGIC	2,000,000	2,170,340
West Virginia University, School Improvements Revenue, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,591,385
West Virginia University, School Improvements Revenue, Series C, 5.00%, 10/1/25, Callable 10/1/14 @ 100, FGIC	1,155,000	1,224,185
West Virginia Water Development Authority Revenue Series A, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,115,000	2,247,314
Wheeling, WV, Waterworks & Sewer Systems Revenue, Series A, 4.75%, 6/1/36, Callable 6/1/16 @ 100, FSA	1,500,000	1,543,590

Total Municipal Bonds (Cost $63,858,746)		65,408,370

Investment Company (2.6%)
Federated Tax-Free Obligations Fund,	1,735,943	1,735,943

Institutional Service Class
Total Investment Company (Cost $1,735,943)		1,735,943

Total Investments (Cost $65,594,689) - 99.2%		$67,144,313

Percentages indicated are based on net assets of $67,679,898.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

National Tax-Free Money Market

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost
Municipal Bonds (95.6%)
Alabama (3.4%)
Jefferson County, AL, Sewer Refunding Revenue, SubSeries B-7, 3.94%, 1/4/07, XLCA *	$2,300,000	$2,300,000
Port City, AL, Medical Clinic Board Revenue, 3.89%, 1/4/07, AMBAC *	1,500,000	1,500,000

		3,800,000

Arizona (10.8%)
Arizona Health Facilities Authority Revenue, 3.96%, 1/4/07, Citibank, N.A. *	5,000,000	5,000,000
Phoenix Industrial Development Authority Revenue, 3.92%, 1/3/07, FHLMC *	1,000,000	1,000,000
Sierra Vista, AZ, Industrial Development Revenue, 3.94%, 1/4/07, FNMA *	2,700,000	2,700,000
Tucson, AZ, Industrial Development Authority Revenue, Lincoln Garden Project, 3.90%, 1/2/07, FHLMC *	3,200,000	3,200,000

		11,900,000

Colorado (1.4%)
Thorton, CO, Industrial Development Refunding Revenue, 3.99%, 4/15/07, U.S. Bank, N.A. *	1,600,000	1,600,000

Florida (5.9%)
Jacksonville, FL, Economic Development, Commission Health Care Facilities Revenue, Series A, 3.95%, 1/4/07, Fortis Banque Belgium, JP Morgan Chase Bank *	1,225,000	1,225,000
Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital * Project, 3.91%, 1/3/07, Nationsbank, N.A.	3,020,000	3,020,000
Tallahassee, FL, Capital Bonds Revenue, Series 607, 3.97%, 1/4/07, FSA (c) *	2,285,000	2,285,000

		6,530,000

Illinois (14.5%)
Chicago Board of Education, G.O., 4.00%, 1/2/07 *	1,900,000	1,900,000
Illinois Development Finance Authority Revenue, St. Ignatius College Preparatory, 3.94%, 1/3/07, Northern Trust Co. *	2,000,000	2,000,000
Illinois Health Facilities Authority Refunding Revenue, Series B, 3.91%, 1/3/07, J.P. Morgan Chase Bank *	5,100,000	5,100,000
Western Springs, IL, Special Assesment - Timber Trails Project, 3.94%, 1/3/07, Lasalle Bank *	7,000,000	7,000,000

		16,000,000

Indiana (1.8%)
Indiana Health Facilities Financing Authority Revenue, Riverview Hospital Project, 3.92%, 1/4/07, National City Bank of Indiana *	2,000,000	2,000,000

Kentucky (5.4%)
Henderson County, KY, Hospital Facilities Revenue, 3.96%, 1/5/07, Fifth Third Bank *	3,000,000	3,000,000
Jefferson County, KY, Student Housing Industrial Building Revenue, Series A, 3.95%, 1/4/07, Regions Bank *	3,000,000	3,000,000

		6,000,000

Louisiana (1.9%)
New Orleans, LA, Refunding, G.O., Series A20, 4.00%, 1/3/07, FGIC (c) *	2,095,000	2,095,000

Massachusetts (3.3%)
Clipper Tax Exempt Trust, Certificates of Participation, 3.75%, 2/1/07, State Street Bank & Trust (c) *	3,699,000	3,699,000

Michigan (1.8%)
Kent, MI, Hospital Finance Authority Refunding Revenue, Series B, 3.89%, 1/3/07, MBIA *	2,025,000	2,025,000

Minnesota (4.6%)
Minneapolis, MN, Health Care System Revenue, Series A, 3.90%, 1/3/07, AMBAC *	3,725,000	3,725,000
University of Minnesota, Various Purposes Revenue, Series C, 3.97%, 1/3/07, JP Morgan Chase Bank *	1,350,000	1,350,000

		5,075,000

Missouri (2.7%)
Kansas City, MO, Industrial Development Authority Revenue, Downtown Arena Project, Series C, 3.95%, 1/3/07, AMBAC *	3,000,000	3,000,000

Nevada (2.3%)
Clark County, NV, Airport Revenue, 3.90%, 1/3/07 *	2,500,000	2,500,000

New Jersey (2.2%)
Park Ridge, NJ, Board of Education, G.O., 4.50%, 8/7/07	1,340,000	1,343,844
West Orange Township, NJ, G.O., 4.50%, 6/20/07	1,082,545	1,085,935

		2,429,779

Ohio (11.9%)
Akron Bath Copley Joint Township Hospital District Revenue, 3.94%, 1/4/07, KBC Bank NV *	745,000	745,000
Cleveland Heights, OH, Bond Antic Notes, 4.50%, 8/9/07	850,000	853,699
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, 3.92%, 1/4/07, Fifth Third Bank *	1,600,000	1,600,000
Elyria, OH, G.O., 4.00%, 10/17/07	1,430,000	1,433,816
Hamilton County, OH, Hospital Revenue, Drake Center Inc., Series A, 3.91%, 1/4/07, Firstar Bank, N.A. *	2,000,000	2,000,000
Montgomery County, OH, Industrial Development Revenue, 4.01%, 3/15/07, U.S. Bank, N.A. *	1,525,000	1,525,000
Ohio Air Quality Development	5,000,000	5,000,000

Authority, 3.95%, 1/3/07, Barclays Bank PLC *		13,157,515

Oklahoma (2.8%)
Oklahoma State Turnpike Authority Revenue, Refunding Second Series D, 3.95%, 1/4/07 *	3,100,000	3,100,000

Pennsylvania (2.7%)
Pennsylvania State Higher Educational Facilities Revenue, Drexel University, Series B, 3.92%, 1/4/07, Landesbank Hessen *	3,000,000	3,000,000

Texas (3.2%)
North Texas Tollway Authority Revenue, Series C, 3.90%, 1/3/07, FGIC *	3,500,000	3,500,000

Virginia (5.2%)
Fairfax County Industrial Developement Authority Revenue, Series C-2, 3.87%, 1/3/07 *	250,000	250,000
Virginia Beach, VA, Development Authority Revenue, LifeNet Project, 3.92%, 1/3/07, Suntrust Bank *	3,550,000	3,550,000
Virginia Small Business Finance Authority Refunding Revenue, Virginia Historical Society, 3.92%, 1/3/07, Suntrust Bank *	1,900,000	1,900,000

		5,700,000

Wisconsin (7.8%)
Wisconsin State Health & Educational Facilities Authority Revenue, Grace Lutheran Foundation Project, 3.90%, 1/3/07, Firstar Bank, N.A. *	2,340,000	2,340,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series B, 3.91%, 1/4/07, Marshall & Ilsley *	4,500,000	4,500,000
Wisconsin State Health & Educational Facilities Revenue, 3.90%, 1/4/07, Citibank, N.A. *	1,800,000	1,800,000

		8,640,000

Total Municipal Bonds (Amortized Cost $105,751,294)		105,751,294

Commercial Paper (4.1%)
Connecticut Development Authority, Series 1999, 3.63%, 1/12/07	2,000,000	2,000,000
Truckee, NV, Meadows Water Authority Revenue, Series 2006B, 3.60%, 2/6/07	2,500,000	2,500,000

Total Commercial Paper (Amortized Cost $4,500,000)		4,500,000

Investment Company (0.1%)
SEI Institutional Tax Free	69,171	69,171

Total Investment Company (Amortized Cost $69,171)		69,171

Total Investments (Amortized Cost $110,320,465) - 99.8%		$110,320,465

Percentages indicated are based on net assets of $110,492,970.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost

Certificates of Deposit (6.8%)
Banking (6.8%)
Calyon Bank, Paris, 5.355%, 4/30/07	$5,000,000	$5,000,078
Citizens Bank of Pennsylvania, 5.33%, 2/27/07	5,000,000	5,000,000
Credit Suisse, Zurich, 4.92%, 2/5/07	5,000,000	5,000,000
Credit Suisse, Zurich, 5.205%, 3/29/07	5,000,000	5,000,000
Credit Suisse, Zurich, 5.42%, 12/4/07	8,000,000	8,000,000
Depfa Bank PLC, 5.26%, 4/9/07	5,000,000	5,000,000
MBIA Global Funding, 5.40%, 12/20/07 (c)	2,000,000	2,000,000
Mizuho Corporate Bank, 5.34%, 2/9/07	2,000,000	2,000,000
Mizuho Corporate Bank, 5.34%, 2/12/07	5,000,000	5,000,000
Mizuho Corporate Bank, 5.34%, 2/12/07	10,000,000	10,000,000
Societe General, Paris, 5.41%, 2/20/07	10,000,000	10,000,000
Toronto Dominion Bank, 5.42%, 2/12/07	12,000,000	12,000,000
Toronto Dominion Bank, 5.295%, 4/13/07	2,000,000	2,000,000
Toronto Dominion Bank, 5.60%, 6/18/07	4,000,000	4,000,000
Toronto Dominion Bank, 5.505%, 8/3/07	2,500,000	2,500,955
Toronto Dominion Bank, 5.42%, 12/12/07	8,000,000	8,000,000
Washington Mutual Bank, 5.33%, 2/16/07	20,000,000	20,000,000

Total Certificates of Deposit (Amortized Cost $110,501,033)		110,501,033

Commercial Paper (36.8%)
Communications (4.6%)
Gannett Company, 5.43%, 1/12/07 (c)	20,000,000	19,967,611
Gannett Company, 5.44%, 1/22/07 (c)	20,000,000	19,938,167
Gannett Company, 5.44%, 1/25/07 (c)	10,000,000	9,964,667
Gannett Company, 5.44%, 1/26/07 (c)	24,000,000	23,911,666

		73,782,111

Financial Services (30.2%)
Amsterdam Funding, 5.54%, 1/25/07 (c)	11,200,000	11,160,352
Amsterdam Funding Corp., 5.51%, 2/9/07 (c)	8,000,000	7,954,197
Aspen Funding Corp., 5.41%, 1/25/07 (c)	5,000,000	4,982,467
Bank America, 1/10/07	7,000,000	6,990,830
Bank America, 3/5/07	8,000,000	7,926,710
Barclays US Funding LLC, 5.41%, 2/14/07	7,000,000	6,954,998
Barton Capital Corp., 5.40%, 1/9/07 (c)	25,000,000	24,970,667
Barton Capital Corp., 5.40%, 1/10/07 (c)	15,000,000	14,980,200
Blue Spice LLC, 5.40%, 4(2) 1/16/07 (c)	2,500,000	2,494,531
Blue Spice LLC, 5.41%, 4(2) 1/23/07 (c)	8,000,000	7,974,284
Countrywide Home Loans, 5.40%, 1/2/07	4,000,000	3,999,413
DaimlerChrysler North America Holding, 5.50%, 1/12/07	2,000,000	1,996,714
DaimlerChrysler North America Holding, 5.50%, 1/17/07	1,800,000	1,795,696
DaimlerChrysler North America Holding, 5.51%, 1/22/07	700,000	697,811
DaimlerChrysler North America Holding, 5.52%, 2/12/07	1,100,000	1,093,109
DaimlerChrysler North America Holding, 5.52%, 2/26/07	2,900,000	2,875,775
Danske Corp., Inc., 5.33%, 4/10/07	4,000,000	3,945,176

Depfa Bank PLC, 5.38%, 1/4/07	10,000,000	9,995,633
FCAR Auto Loan Trust, 5.51%, 2/5/07	8,000,000	7,958,856
FCAR Auto Loan Trust, 5.50%, 2/6/07	8,000,000	7,957,760
FCAR Auto Loan Trust, 5.53%, 2/12/07	10,000,000	9,938,050
FCAR Auto Loan Trust, 5.53%, 2/15/07	10,000,000	9,933,625
FCAR Auto Loan Trust, 5.47%, 3/7/07	6,000,000	5,943,125
FCAR Auto Loan Trust, Series: I, 5.41%, 1/23/07	3,000,000	2,990,357
FCAR Auto Loan Trust, Series: I, 5.41%, 2/21/07	14,500,000	14,391,951
FCAR Auto Loan Trust, Series: I, 5.38%, 4/3/07	6,000,000	5,920,727
Fountain Square Commercial Funding Corp., 5.40%, 4(2) 1/12/07 (c)	12,000,000	11,980,713
Fountain Square Commercial Funding Corp., 5.40%, 4(2) 1/18/07 (c)	7,600,000	7,581,122
Fountain Square Commercial Funding Corp., 5.51%, 3/8/07 (c)	10,000,000	9,903,567
Fountain Square Commercial Funding Corp., 5.53%, 3/21/07 (c)	10,000,000	9,884,353
Grampian Funding LLC, 5.49%, 2/5/07 (c)	7,000,000	6,964,101
Grampian Funding LLC, 5.48%, 2/6/07 (c)	4,000,000	3,978,940
Grampian Funding LLC, 5.50%, 2/7/07 (c)	8,000,000	7,956,546
Grampian Funding LLC, 5.46%, 3/12/07 (c)	3,500,000	3,464,339
Grampian Funding LLC, 5.49%, 3/15/07 (c)	5,000,000	4,946,872
Greenwich Capital Holdings, 5.39%, 1/8/07	10,000,000	9,989,811
John Deere Credit Ltd, 5.57%, 2/16/07	700,000	695,242
Klio II Funding, Ltd, 5.41%, 1/18/07 (c)	8,000,000	7,980,091
Klio II Funding, Ltd, 5.54%, 1/22/07 (c)	10,000,000	9,969,083
Klio II Funding, Ltd, 5.60%, 1/24/07 (c)	10,000,000	9,965,756
Klio II Funding, Ltd, 5.33%, 2/1/07 (c)	13,680,000	13,618,037
Klio II Funding, Ltd, 5.40%, 2/13/07 (c)	15,000,000	14,905,758
Nissan Motor Acceptance, 5.46%, 1/12/07 (c)	13,000,000	12,978,828
Nissan Motor Acceptance Corp., 5.45%, 1/3/07 (c)	1,500,000	1,499,556
Paradigm Funding LLC, 5.46%, 3/21/07 (c)	13,000,000	12,850,800
Perry Global Funding LLC, 5.40%, 1/10/07 (c)	4,000,000	3,994,745
Perry Global Funding LLC, 5.40%, 4/2/07 (c)	5,000,000	4,934,467
Picaros Funding LLC, 5.39%, 1/9/07 (c)	5,000,000	4,994,178
Picaros Funding LLC, 5.41%, 3/13/07 (c)	5,000,000	4,948,574
Scaldis Capital, 5.41%, 2/8/07 (c)	8,000,000	7,955,582
Sheffield Receivables, 5.38%, 1/5/07 (c)	35,000,000	34,979,622
Sheffield Receivables, 5.40%, 1/22/07 (c)	18,000,000	17,944,770
Societe Generale Northern American, 5.49%, 2/12/07	8,000,000	7,950,860
Tulip Funding Corp., 5.38%, 1/10/07 (c)	25,000,000	24,967,250
Tulip Funding Corp., 5.51%, 2/8/07 (c)	5,000,000	4,972,239
Volkswagen America, 5.60%, 3/2/07 (c)	10,000,000	9,910,833
Westpack Trust, 5.40%, 1/24/07 (c)	10,000,000	9,966,394
Yorktown Capital, 5.55%, 2/27/07 (c)	3,000,000	2,974,825

		489,430,868

Retail (2.0%)
Fortune Brands, 5.48%, 1/3/07 (c)	8,200,000	8,197,571
Fortune Brands, 5.48%, 1/16/07 (c)	300,000	299,333
Fortune Brands, 5.48%, 1/18/07 (c)	5,900,000	5,885,150
Fortune Brands, 5.59%, 1/26/07 (c)	300,000	298,888
General Mills, Inc., 5.48%, 1/18/07 (c)	4,000,000	3,989,932
Heinz (H.J.) Finance, 5.59%, 1/3/07 (c)	7,000,000	6,997,919
Heinz (H.J.) Finance, 5.59%, 1/4/07 (c)	5,393,000	5,390,596
Heinz (H.J.) Finance, 5.59%, 1/23/07 (c)	1,900,000	1,893,788

		32,953,177

Total Commercial Paper (Amortized Cost $596,166,156)		596,166,156

Corporate Bonds (13.0%)
Asset Backed Securities (0.8%)
CNH Equipment Trust, Series 2006-A, Class A-1, 4.99%, 4/5/07	627,333	627,333
CNH Equipment Trust, Series 2006-B, Class A-1, 5.39%, 10/5/07	7,627,270	7,627,270
Ford Credit Auto Owner Trust, Series 2006-B, Class A-1, 5.40%, 9/15/07 (c)	2,047,872	2,047,872
GS Auto Loans Trust, Series 2006-1, Class A-1, 5.51%, 8/15/07	3,241,131	3,241,131

		13,543,606

Financial Services (12.2%)
Bank of America, 5.36%, 11/8/07	36,000,000	36,000,001
Cal Securitization, 5.40%, 12/17/07 (c) (e)	10,000,000	10,000,000
Countrywide Home Loans, Inc., 5.34%, 1/10/07	15,000,000	15,000,000
Goldman Sachs Group, Inc., 5.37%, 1/16/08 (c) (e)	35,000,000	35,000,000
Huntington National Bank, 5.46%, 1/26/07	10,000,000	10,000,801
K2 (USA) LLC, 5.00%, 3/12/07	6,700,000	6,700,000
Merrill Lynch & Co., Inc., Series 1, 5.33%, 8/24/07	8,000,000	8,000,000
Morgan Stanley, 5.37%, 8/17/07	25,000,000	25,000,000
Royal Bank of Canada, Montreal, 5.49%, 10/2/07	4,000,000	4,000,000
Sigma Finance, Inc., 4.91%, 1/26/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 4.83%, 1/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.00%, 3/8/07 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 5.25%, 4/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.75%, 7/25/07 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 5.315%, 10/12/07 (c)	5,000,000	4,999,805
Sigma Finance, Inc., 5.325%, 12/13/07 (c)	10,000,000	9,999,526
SLM Corporation, 5.35%, 1/14/08 (c)	10,000,000	10,000,000
UBS AG, 5.45%, 12/28/07	4,000,000	4,000,000

		195,700,133

Total Corporate Bonds (Amortized Cost $209,243,739)		209,243,739

Municipal Bonds (1.0%)
Economic Development (0.8%)
Florida Hurricane Catastrophe Finance Corp., Series B, 5.36%, 8/15/07, Callable 7/15/07 @100 *	12,000,000	12,000,000

Industrial Revenue (0.2%)
Kansas City, MO, Industrial Development Authority Revenue, West Edge Project, 5.38%, 12/1/28 *	4,000,000	4,000,000

Total Municipal Bonds (Amortized Cost $16,000,000)		16,000,000

Variable Rate Notes * (24.5%)
Banking & Financial Services (10.6%)
Anchor Holdings, 5.41%, 7/15/25, (LCD U.S. Bank NA)	1,760,000	1,760,000
Barclays Bank PLC, 5.30%, 1/29/07	4,000,000	3,999,936
Bartlett, Illinois, Redevelopment Project, 5.42%, 1/1/20, (LCD LaSalle Bank)	5,000,000	5,000,000
Christian Life Assembly of the Assemblies of God, 5.50%, 1/15/26, (LCD Fulton Bank)	3,265,000	3,265,000
Damascus Co., Series 1998, 5.39%, 7/1/14	3,045,000	3,045,000
Depfa Bank PLC, Series EXL, 5.40%, 6/15/07 (c)	15,000,000	15,000,000

Franklin County, Ohio, Edison Welding, Series 1995, 5.39%, 6/1/15, (LCD Huntington Bank)	4,775,000	4,775,000
Guilford Capital LLC, Series 2002-A, 5.45%, 12/1/22, (LCD Regions Bank)	1,505,000	1,505,000
H.C. Equities, 5.35%, 12/1/23, (LCD Wachovia Bank NA)	4,810,000	4,810,000
HBOS Treasury Services PLC, 5.53%, 7/24/07	10,000,000	10,000,000
HBOS Treasury Services PLC, 5.40%, 8/1/07	23,300,000	23,300,000
HBOS Treasury Services PLC, Series MTN, 5.32%, 8/9/07 (c)	2,000,000	2,000,000
HBOS Treasury Services PLC, 5.46%, 9/20/07	500,000	500,207
HBOS Treasury Services PLC, 5.445%, 10/1/07 (c)	8,000,000	8,000,000
Holmes, 5.32%, 1/15/16 (c)	8,000,000	8,000,000
Indian Hills Country Club, 5.41%, 8/1/25, (LCD AmSouth Bank NA, Birmingham)	3,785,000	3,785,000
Kent Capital LLC, Series 1999, 5.46%, 10/1/19, (LCD Huntington Bank)	5,015,000	5,015,000
Maryland Economic Development Corp., 5.45%, 10/15/22, (LCD Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Monet Trust, Series 2001, Class A-2A, 5.43%, 9/28/10, (LCD Dresden Bank AG) (c) (e)	30,000,000	30,000,000
New Keibler Thompson Co., 5.45%, 12/1/08, (LCD Manufacturers & Traders Trust Co.)	4,430,000	4,430,000
Quality Synthetic Rubber Co., 5.35%, 8/1/20, (LCD U.S. Bank NA)	288,000	288,000
Spira Millenium LLC, 5.43%, 10/1/22, (LCD Bank of America)	3,625,000	3,625,000
Stone Creek LLC, 5.35%, 9/1/26, (LCD Columbus Bank and Trust Co.)	14,485,000	14,485,000
TOG Properties, Inc., 5.41%, 9/1/18, (LCD AmSouth Bank)	7,056,000	7,056,000
Vestavia Hills Baptist, 5.41%, 8/1/23, (LCD Amsouth Bank NA)	2,900,000	2,900,000
Wells Fargo & Co., 5.40%, 8/3/07	2,000,000	2,000,000
World Wildlife Fund, Inc., 5.36%, 7/1/30, (LCD AMBAC Financial Group, Inc.)	4,725,000	4,725,000

		180,269,143

Brokers & Dealers (3.8%)
Goldman Sachs Group, Inc., 5.50%, 8/15/07	5,000,000	5,000,173
Merrill Lynch & Co., Inc., Series 1, 5.34%, 5/29/07	12,000,000	12,000,000
Merrill Lynch & Co., Inc., 5.60%, 7/11/07	12,000,000	12,000,000
Merrill Lynch & Co., Inc., 5.41%, 8/3/07	10,000,000	10,000,000
Morgan Stanley, Series EXLS, 5.37%, 8/3/07	10,000,000	10,000,000
Morgan Stanley, 5.41%, 8/3/07	5,000,000	5,000,000
Morgan Stanley, 5.42%, 8/27/07	7,000,000	7,000,000

		61,000,173

Financial Services (7.5%)
Bank of Ireland, 5.33%, 8/14/07	25,000,000	25,000,001
BNP Paribas SA, 5.35%, 5/18/07	14,000,000	14,000,000
Compass Securitization LLC, 5.31%, 1/12/07 (c)	8,000,000	7,999,937
Compass Securitization LLC, 5.31%, 3/6/07 (c)	15,000,000	14,999,602
Compass Securitization LLC, 5.31%, 3/9/07 (c)	8,000,000	7,999,773
General Electric Capital Corp., 5.48%, 7/9/07 (c)	7,000,000	7,000,000
General Electric Capital Corp., 5.48%, 8/17/07 (c)	7,000,000	7,000,000
Paradigm Funding LLC, 5.31%, 3/1/07	10,000,000	9,999,837
SLM Corp., 5.35%, 8/10/07	15,000,000	15,000,000
Westpac Banking Corp., 5.32%, 7/16/07	12,000,000	12,000,000

		120,999,150

Financial, Speciality (0.9%)
K2 (USA) LLC, 5.34%, 4/25/07 (c)	4,000,000	3,999,497
K2 (USA) LLC, 5.33%, 7/10/07 (c)	3,000,000	3,000,057
K2 (USA) LLC, 5.32%, 10/9/07 (c)	2,000,000	1,999,848
SLM Corp., 5.58%, 7/25/07 (c)	5,000,000	5,006,372

		14,005,774

Insurance (1.2%)
Genworth Life Insurance Co., 5.465%, 5/9/07 (e)	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.45%, 8/17/07 (e)	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.49%, 11/20/07 (e)	5,000,000	5,000,000
New York Life Insurance Co., 5.48%, 8/24/07 (e)	5,000,000	5,000,000

		20,000,000

Total Variable Rate Notes (Amortized Cost $396,274,240)		396,274,240

Repurchase Agreement (17.9%)
Merrill Lynch, 5.33%, dated 12/29/06, maturing 1/3/07, with a maturity value of $289,184,919 (Collateralized fully by various U.S. Government Agencies)	288,971,000	288,971,000
Total Repurchase Agreement (Amortized Cost $288,971,000)		288,971,000

Total Investments (Amortized Cost $1,617,156,168) - 100.0%		$1,617,156,168

Percentages indicated are based on net assets of $1,617,864,012.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost

U.S. Treasury Notes (12.9%)
3.125%, 1/31/07	$30,000,000	$29,953,315
2.25%, 2/15/07	30,000,000	29,899,910
3.625%, 4/30/07	30,000,000	29,869,063

Total U.S. Treasury Notes (Amortized Cost $89,722,288)		89,722,288

U.S. Treasury Bills ** (21.4%)
4.88%, 2/22/07, 2/22/07	30,000,000	29,786,150
4.92%, 1/18/07, 1/18/07	30,000,000	29,929,818
4.92%, 3/15/07, 3/15/07	30,000,000	29,698,998
4.95%, 3/29/07, 3/29/07	30,000,000	29,642,575
4.96%, 4/12/07, 4/12/07	30,000,000	29,591,028

Total U.S. Treasury Bills ** (Amortized Cost $148,648,569)		148,648,569

Repurchase Agreements (65.8%)
Bank of America Corp., 4.60%, dated 12/29/06, maturing 1/3/07, with a maturity value of $115,073,472 (Collateralized fully by U.S. Treasury Notes)	115,000,000	115,000,000
Bear Stearns & Co., 4.70%, dated 12/29/06, maturing 1/3/07, with a maturity value of $120,078,333 (Collateralized fully by U.S. Treasury Notes)	120,000,000	120,000,000
First Boston, 4.90%, dated 12/29/06, maturing 1/3/07, with a maturity value of $121,793,973 (Collateralized fully by U.S. Treasury Notes)	121,711,142	121,711,142
Lehman Brothers Holdings, Inc., 4.65%, dated 12/29/06, maturing 1/3/07, with a maturity value of $50,032,292 (Collateralized fully by U.S. Treasury Notes)	50,000,000	50,000,000
Merrill Lynch & Co., 4.40%, dated 12/29/06, maturing 1/3/07, with a maturity value of $50,030,556 (Collateralized fully by U.S. Treasury Notes)	50,000,000	50,000,000

Total Repurchase Agreements (Amortized Cost $456,711,142)		456,711,142

Total Investments (Amortized Cost $695,081,999) - 100.1%		$695,081,999

Percentages indicated are based on net assets of $694,267,718.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.3%)
BB&T International Equity Fund, Institutional Class	311,352	$3,814,066
BB&T Large Cap Fund, Institutional Class	895,279	16,562,658
BB&T Mid Cap Growth Fund, Institutional Class	96,196	1,180,323
BB&T Mid Cap Value Fund, Institutional Class	129,662	1,810,076
BB&T Small Cap Fund, Institutional Class	125,569	1,935,011
BB&T Total Return Bond Fund, Institutional Class	3,517,879	35,741,655
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,602,622	1,602,622

Total Affiliated Investment Companies (Cost $59,290,022)		62,646,411

Total Investments (Cost $59,290,022) - 99.3%		$62,646,411

Percentages indicated are based on net assets of $63,064,391.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares	Fair Value

Affiliated Investment Companies (99.6%)
BB&T International Equity Fund, Institutional Class	688,914	$8,439,198
BB&T Large Cap Fund, Institutional Class	1,975,079	36,538,967
BB&T Mid Cap Growth Fund, Institutional Class	212,237	2,604,153
BB&T Mid Cap Value Fund, Institutional Class	286,768	4,003,282
BB&T Small Cap Fund, Institutional Class	277,343	4,273,860
BB&T Total Return Bond Fund, Institutional Class	2,687,191	27,301,864
BB&T U.S. Treasury Money Market Fund, Institutional Class	2,163,600	2,163,600

Total Affiliated Investment Companies (Cost $79,939,133)		85,324,924

Total Investments (Cost $79,939,133) - 99.6%		$85,324,924

Percentages indicated are based on net assets of $85,684,098.

See accompanying footnote legend and notes to the Schedules of Portfolio Investments.

Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.5%)
BB&T International Equity Fund, Institutional Class	660,341	$8,089,182
BB&T Large Cap Fund, Institutional Class	1,890,793	34,979,678
BB&T Mid Cap Growth Fund, Institutional Class	203,232	2,493,658
BB&T Mid Cap Value Fund, Institutional Class	274,589	3,833,261
BB&T Small Cap Fund, Institutional Class	265,584	4,092,647
BB&T Total Return Bond Fund, Institutional Class	1,112,014	11,298,058
BB&T U.S. Treasury Money Market Fund, Institutional Class	2,658,411	2,658,411

Total Affiliated Investment Companies (Cost $63,119,733)		67,444,895

Total Investments (Cost $63,119,733) - 99.5%		$67,444,895

Percentages indicated are based on net assets of $67,766,526.

See accompanying footnote legend and notes to Schedules of Investments.

Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.2%)
BB&T International Equity Fund, Institutional Class	401,567	$4,919,199
BB&T Large Cap Fund, Institutional Class	1,145,436	21,190,559
BB&T Mid Cap Growth Fund, Institutional Class	123,048	1,509,794
BB&T Mid Cap Value Fund, Institutional Class	167,024	2,331,650
BB&T Small Cap Fund, Institutional Class	161,535	2,489,248
BB&T U.S. Treasury Money Market Fund, Institutional Class	926,759	926,759

Total Affiliated Investment Companies (Cost $30,535,294)		33,367,209

Total Investments (Cost $30,535,294) - 99.2%		$33,367,209

Percentages indicated are based on net assets of $33,635,211.

See accompanying footnote legend and notes to Schedules of Investments.

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2006.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be illiquid. As of December 31, 2006, these securities represent 1.6% and 3.9% of net assets in the North Carolina Tax-Free Intermediate Fund and the Prime Money Market Fund, respectively.
(f)	Represents a security purchased on a when-issued basis. At December 31, 2006, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $40,639,771.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2006. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note. Rate disclosed represents the effective yield at December 31, 2006.
***	Interest Bearing Commercial Paper

ADR –	American Depositary Receipt.
AMBAC –	Insured by AMBAC Indemnity Corp.
AMBAC-TCRS –	Secondarily Insured by AMBAC Indemnity Corp.
CIFG –	Insured by CIFG Assurance North America, Inc.
CMO –	Collateralized Mortgage Obligation.
ETM –	Escrowed to Maturity.
FGIC –	Insured by the Financial Guaranty Insurance Corp.
FHA –	Insured by the Federal Housing Administration.
FSA –	Insured by Financial Security Assurance.
G.O. –	General Obligation.
GTY AGMT –	Insured through Guaranty Agreement.
LCD –	Letter of Credit.
LLC –	Limited Liability Company.
MBIA –	Insured by the Municipal Bond Insurance Association.
NA –	North America.
OID –	Original Issue Discount.
REIT –	Real Estate Investment Trust.
SCSDE –	South Carolina School District Enhancement.
SUB UNIT –	Subordinate Unit
XLCA –	Insured by XL Capital Assurance.

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

1. Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund, the U.S. Treasury Money Market Fund and the National Tax-Free Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (the “Schedules”). The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of the schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated, Such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of December 31, 2006.

Securities Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Fund of Funds each may sell call options and the Large Cap Growth Fund and International Equity Fund may purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in call options during the quarter ended December 31, 2006.

	Special Opportunities Equity Fund		Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	7,214	$910,575	1,320	$170,749
Options written	1,000	99,525	—	—
Options closed	(4,792)	(364,692)	(325)	(41,405)
Options expired	(1,089)	(77,278)	(190)	(19,495)
Options exercised	(603)	(62,637)	—	—

Balance at end of period	1,730	$505,493	805	$109,849

The following is a summary of options outstanding as of December 31, 2006:

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
CONSOL Energy, $50.00, 1/20/07	1,055	$5,275
CONSOL Energy, $47.50, 1/20/07	675	3,375

	1,730	$8,650

Equity Income Fund
KB Home Corp., $60.00, 1/20/07	670	$3,350
Petroleo Brasileiro SA, $110.00, 1/20/07	135	3,375

	805	$6,725

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

Security Loans:

To generate additional income, the Funds may lend up to 33  1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled and at December 31, 2006 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 5.16% to 5.50% and maturity dates ranging from January 2007 through December 2015). These investments are managed by U.S. Bank National Association. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of December 31, 2006, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended December 31, 2006
Large Cap Fund	$123,142,559	$127,179,241	$144,724,251
Large Cap Growth Fund	61,792,436	63,880,560	68,927,472
Mid Cap Value Fund	59,570,178	62,420,386	66,176,501
Mid Cap Growth Fund	55,360,886	57,462,244	60,970,307
Small Cap Fund	32,353,722	34,001,833	32,699,374
Special Opportunities Equity Fund	46,447,760	48,504,139	46,516,944
Equity Income Fund	22,536,213	23,373,959	26,802,618
Short U.S. Government Fund	24,152,878	24,700,185	29,381,698
Intermediate U.S. Government Fund	74,768,209	76,519,695	73,394,649
Total Return Bond Fund	84,396,685	86,476,283	91,769,959
U.S. Treasury Money Market Fund	—	—	203,595,868

3. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

4. Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2006, the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund held illiquid restricted securities representing 1.6% and 3.9% of net assets, respectively. The illiquid restricted securities held as of December 31, 2006 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Medical Care Commission Hospital Revenue, 4.60%, 8/15/07	3/2/2002	$1,764,467	$1,795,000	$1,797,782
BB&T Prime Money Market Fund
Cal Securitization, 5.40%, 12/17/07	12/14/2006	10,000,000	10,000,000	10,000,000
Genworth Life Insurance Co., 5.47%, 2/9/07	5/9/2006	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 5.37%, 1/16/07	12/15/2006	35,000,000	35,000,000	3,500,000
Metlife Insurance Co. of Connecticut, 5.45%, 2/21/07	8/16/2006	5,000,000	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.49%, 2/1/07	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, 2000-1, 5.43%, 3/27/07	9/27/2000	30,000,000	30,000,000	30,000,000
New York Life Insurance Co., 5.48%, 2/23/07	8/25/2006	5,000,000	5,000,000	5,000,000

BB&T Funds

Notes to Schedules of Investments

December 31, 2006

(Unaudited)

5. Federal Income Tax Information:

At December 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$589,034,821	$157,500,172	$(1,836,352)	$155,663,820
Large Cap Growth Fund	204,834,923	27,802,622	(1,334,829)	26,467,793
Mid Cap Value Fund	242,336,303	27,784,062	(1,221,389)	26,562,673
Mid Cap Growth Fund	168,571,939	24,980,267	(1,273,039)	23,707,228
Small Cap Fund	110,410,802	18,692,741	(1,312,838)	17,379,903
International Equity Fund	100,409,029	56,573,073	(2,483,534)	54,089,539
Special Opportunities Equity Fund	211,131,515	35,541,822	(171,419)	35,370,403
Equity Income Fund	122,849,450	18,523,565	(271,704)	18,251,861
Short U.S. Government Fund	81,796,301	110,232	(858,799)	(748,567)
Intermediate U.S. Government Fund	266,449,915	263,369	(4,294,065)	(4,030,696)
Total Return Bond Fund	552,688,846	1,865,541	(2,497,661)	(632,120)
Kentucky Intermediate Tax-Free Fund	13,271,187	256,076	(1,886)	254,190
Maryland Intermediate Tax-Free Fund	9,984,838	121,170	(8,575)	112,595
North Carolina Intermediate Tax-Free Fund	104,621,542	2,926,808	(17,974)	2,908,834
South Carolina Intermediate Tax-Free Fund	18,716,186	437,322	(9,681)	427,641
Virginia Intermediate Tax-Free Fund	73,837,356	2,046,470	(33,758)	2,012,712
West Virginia Intermediate Tax-Free Fund	65,563,983	1,609,858	(29,528)	1,580,330
National Tax-Free Money Market Fund	110,320,465	—	—	—
Prime Money Market Fund	1,617,156,168	—	—	—
U.S. Treasury Money Market Fund	695,081,999	—	—	—
Capital Manager Conservative Growth Fund	59,522,372	3,808,102	(684,063)	3,124,039
Capital Manager Moderate Growth Fund	80,285,966	5,694,692	(655,734)	5,038,958
Capital Manager Growth Fund	63,876,852	4,428,286	(860,243)	3,568,043
Capital Manager Equity Fund	30,625,276	2,831,915	(89,982)	2,741,933

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date	March 1, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	March 1, 2007